As filed with the Securities and Exchange Commission on June 30, 1997
                                                                File No. 2-34215
                                                               File No. 811-1911
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 62

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 43
--------------------------------------------------------------------------------

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                     (FORMERLY SCHRODER CAPITAL FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code: 207-879-1900
--------------------------------------------------------------------------------

                           Catherine S. Wooledge, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 10005

                               Alexandra Poe, Esq.
                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

 [X]     immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
 [ ]     on [ ] pursuant to Rule 485,  paragraph  (b)
 [ ]     60 days after filing  pursuant to Rule 485, paragraph (a)(i)
 [ ]     on _________ pursuant to Rule 485, paragraph (a)(i)
 [ ]     75 days after filing pursuant to Rule 485,  paragraph (a)(ii) on
 [ ]     on [ ] pursuant to Rule 485, paragraph (a)(ii)
 [ ]     this  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 (the "1933 Act") pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ending October 31, 1997 will be filed with the Commission on or about December 27, 1997. Schroder International Smaller Companies Fund of Registrant is structured as a master-feeder fund. This amendment is executed for the master fund.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(a))

                                     PART A
            (Prospectuses offering Advisor Shares and Investor Shares
               of Schroder International Smaller Companies Fund.)


Form N-1A
 ITEM NO.         (CAPTION)                  LOCATION IN PROSPECTUS (CAPTION)
-----------       ---------                  ---------------------------------

1.              Cover Page                   Cover Page

2.              Synopsis                     Prospectus Summary

3.              Condensed Financial          Financial Highlights;
                Information                  Other Information -
                                             Performance Information

4.              General Description of       Investment Objective and Policies;
                Registrant                   Additional Investment Policies and
                                             Risk Considerations

5.              Management of the Fund       Management  of the Fund - Board of
                                             Trustees; Investment Adviser and
                                             Portfolio Manager; Administrative
                                             Services;Distribution Plan & Share-
                                             holder Services Plan; Expenses;
                                             Portfolio Transactions

5A.             Management's Discussion      Not Applicable
                of Fund Performance

6.              Capital Stock and Other      Other Information - Capitlaization
                Securities                   and Voting; Shareholder Inquiries;
                                             Dividends, Other Distributions and
                                             Taxes

7.              Purchase of Securities      Investment in the Fund - Purchase of
                                            Shares; Retirement Plans; Individual
                                            Retirement Accounts; Net Asset Value

8.              Redemption or Repurchase    Investment in the Fund - Redemption
                                            of Shares; Net Asset Value

9.              Pending Legal Proceedings   Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B

     (SAI offering shares of Schroder International Smaller Companies Fund)

                                                         Location in
Form N-1A                                             Statement of Additional
 ITEM NO.      (CAPTION)                              Information (Caption)
---------      --------                               --------------------
10.            Cover Page                              Cover Page

11.            Table of Contents                       Table of Contents

12.            General Information and History         Other Information
                                                         - Organization

13.            Investment Objectives and Policies      Investment Policies;
                                                        Investment Restrictions

14.            Management of the Fund                  Management - Officers and
                                                        Directors

15.            Control Persons and Principal           Not Applicable
                  Holders of Securities

16.            Investment Advisory and                Management - Investment
                Other Services                          Adviser; Officers and
                                                        Trustees; Administrative
                                                        Services; Distribution
                                                        of Fund Shares; Service
                                                        Organizations;Portfolio
                                                        Accounting;Fees and
                                                        Expenses; Portfolio
                                                        Transactions-Investment
                                                        Decisions; Brokerage
                                                        and Research Services;
                                                        Other Information-
                                                        Custodian; Transfer
                                                        Agent and Dividend
                                                        Disbursing Agent;
                                                        Legal Counsel;
                                                        Independent Accountants

17.            Brokerage Allocation and               Portfolio Transactions
                  Other Practices

18.            Capital Stock and Other Securities     Other Information -
                                                        Capitalization and
                                                        Voting

19.            Purchase, Redemption and Pricing       Determination of Net Asset
                 of Securities Being Offered            Value Per Share

20.            Tax Status                             Taxation

21.            Underwriters                           Management - Distribution
                                                        of Fund Shares; Fees and
                                                        Expenses

22.            Calculation of Performance Data        Other Information -
                                                        Performance Information

23.            Financial Statements                   Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

2






SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
INVESTOR SHARES

This fund's investment objective is long-term capital appreciation through investment in markets outside the United States. It seeks to achieve its investment objective by investing primarily in equity securities, which may be denominated in foreign or U.S. currency, of companies domiciled outside of the United States that have market capitalizations of $1.5 billion or less at the time of investment. It is intended for long-term investors seeking international diversification and willing to accept the risks associated with investment in smaller companies of foreign markets.

Schroder International Smaller Companies Fund (the "Fund"), a series of Schroder Capital Funds (Delaware) (the "Trust"), seeks to achieve its investment objective by investing substantially all of its assets in Schroder International Smaller Companies Portfolio (the "Portfolio"), which has an identical investment objective and substantially similar investment policies and strategies as the Fund. Accordingly, the Fund's investment experience corresponds directly with the Portfolio's investment experience. The Portfolio is a series of Schroder Capital Funds ("Schroder Core"). (See "Other Information -- Fund Structure".)

This Prospectus sets forth concisely the information you should know before investing and should be retained for future reference. To learn more about the Fund, you may obtain a copy of the Fund's current Statement of Additional
Information (the "SAI"), which is incorporated by reference into this Prospectus. The SAI dated June 27, 1997, as amended from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on their Internet Web Site (http://www.sec.gov) or may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling (800) 290-9826. The Fund has not authorized anyone to provide you with information that is different from what is contained in this Prospectus or in other documents to which this Prospectus refers you.



MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. MUTUAL FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                  PROSPECTUS
                                                                  JUNE 27, 1997

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

SCHRODER CAPITAL FUNDS (DELAWARE)       SCHRODER SERIES TRUST
             (800) 290-9826                     (800) 464-3108
SCHRODER EMERGING MARKETS FUND--        SCHRODER EQUITY VALUE FUND
           INSTITUTIONAL PORTFOLIO      SCHRODER INVESTMENT GRADE INCOME FUND
SCHRODER INTERNATIONAL BOND FUND        SCHRODER SHORT-TERM INVESTMENT FUND
SCHRODER INTERNATIONAL FUND             SCHRODER SMALL CAPITALIZATION VALUE FUND
SCHRODER INTERNATIONAL SMALLER
           COMPANIES FUND
SCHRODER U.S. EQUITY FUND
SCHRODER U.S. SMALLER COMPANIES FUND

================================================================================

PROSPECTUS SUMMARY

         This Prospectus offers Investor Class shares ("Investor Shares" or, at times, "Shares") of the Fund, which is a separately managed, diversified series of the Trust, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund invests substantially all of its assets in the Portfolio, a separately managed, diversified series of Schroder Core, an open-end, management investment company registered under the 1940 Act. THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS.

         OBJECTIVE. Seeks long-term capital appreciation through investment in securities markets outside the United States.

         STRATEGY. Invests at least 65%, and normally intends to invest substantially all, of its total assets in by investing primarily in equity securities, which may be denominated in foreign or U.S. currency, of companies domiciled outside of the United States that have market capitalizations of $1.5 billion or less at the time of investment.

         INVESTMENT ADVISER. The Portfolio's investment adviser is Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019. The Fund (and indirectly its shareholders) bears a pro rata portion of the investment advisory fee the Portfolio pays to SCMI. Prior to November 1, 1997, the Fund had no operating history. The historical performance of the Adviser's commingled investment fund for tax-exempt pension and profit sharing trusts which has substantially similar policies, strategies and risks, managed by Schroder Capital, the portfolio manager of the Portfolio, is presented in Appendix A.

         ADMINISTRATIVE SERVICES. Schroder Fund Advisors Inc.("Schroder Advisors") serves as administrator and distributor of the Fund, and Forum Administrative Services, Limited Liability Company ("Forum") serves as the Fund's subadministrator.

         PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed by mail, by bank-wire or through your broker-dealer or other financial institution. The minimum initial investment is $10,000, except that the minimum for an Individual Retirement Account ("IRA") is $2,000. The minimum subsequent investment is $2,500 except that for IRAs the minimum is $250. (See "Investment in the Fund -- Purchase of Shares" and "-- Redemption of Shares".)

         DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend substantially all of its net investment income and any net realized short-term capital gain and at least annually distributes any net realized long-term capital gain and gains from foreign currency transactions. Dividends and capital-gain distributions are reinvested automatically in additional Investor Shares of the Fund at net asset value unless you elect in your account application, or otherwise in writing, to receive dividends and other distributions in cash. (See "Dividends, Distributions and Taxes".)

         RISK CONSIDERATIONS. Alone, the Fund is not a balanced investment plan. It is intended for long-term investors seeking international diversification who are willing to accept the risks of foreign investing and the risks of investing in smaller capitalization companies, Investments in smaller capitalization companies involves risks in addition to those normally associated with investing in equity securities of large capitalization companies. In addition, investments in securities of non-U.S. issuers involve certain risks not associated with domestic investing, such as uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental, laws or restrictions. Of course, as with any mutual fund, there is no assurance that the Fund or Portfolio will achieve its investment objective. (See "Investment Policies" and "Risk Considerations".)

         The Fund's net asset value ("NAV") varies because the market value of the Portfolio's investments will change with changes in market conditions, interest rates, currency rates, or political or economic events. When you sell your shares, they may be worth more or less than what you paid for them. (For further information, see "Risk Considerations".)

EXPENSES OF INVESTING IN THE FUND

FEE TABLE

         The table below is intended to assist you in understanding the expenses that an investor in Investor Shares of the Fund would incur. There are no transaction expenses associated with purchases or redemptions of Investor Shares.

Annual Fund Operating Expenses (as a percentage of average net assets)(1)
     Management Fees (after waivers)(2)(3).................................0.00%
     12b-1 Fees ............................................................None
     OTHER EXPENSES (AFTER WAIVERS AND REIMBURSEMENTS)(2)(3)................1.50
     Total Fund Operating Expenses (after waivers and
        reimbursements)(2)(3)..............................................1.50%

    (1) The Fund's expenses include its pro rata portion of all operating expenses of the Portfolio.
    (2) Management Fees reflect the fees paid by the Portfolio and the Fund for investment advisory and administrative services.
    (3) SCMI and Schroder Advisors have undertaken voluntarily to waive all or a portion of their fees and assume certain expenses of the Fund during the current fiscal year in order to limit the Fund's investment advisory fee to 0.75% and Total Fund Operating Expenses to 1.50% of the Fund's average daily net assets. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. (See "Management of the Fund --Expenses".) Without waivers and reimbursements, Management Fees, Other Expenses and Total Fund Operating Expenses would be 1.00%, 3.04%, and 4.04%, respectively.

EXAMPLE

         The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming: (i) a 5% annual return; and (ii) redemption at the end of each time period. The example is based on the expenses listed above and assumes the reinvestment of all dividends and other distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. The 5% annual return is not a prediction of the Fund's return but is the percentage required by the SEC for use in this example.

         1 YEAR..............................................................$15
         3 YEARS.............................................................$47
         5 YEARS.............................................................$82
         10 YEARS...........................................................$179

FINANCIAL HIGHLIGHTS

         The financial highlights of the Fund are presented below to assist you in evaluating per share performance of Investor Shares of the Fund for the period shown. The Fund's unaudited financial statements for the six-month period ended April 30, 1997 are contained in the Fund's Semi-Annual Report to Shareholders and are incorporated by reference into the SAI. The Semi-Annual Report to Shareholders may be obtained without charge by writing the Fund at Two Portland Square, Portland, Maine 04101 or by calling (800) 290-9826.


                                                                  Period Ended
                                                                   April 30,
                                                                    1997 (a)
                                                             -------------------
Net Asset Value, Beginning of period                                $10.00
Investment Operations:
     Net investment Income (Loss)                                    -- (c)
     Net realized and Unrealized Gain (Loss) on
       Investments                                                   (0.64)
                                                                     ------
Total from Investment Operations                                     (0.64)
                                                                     ------
Distributions from
     Net Investment Income                                           (0.01)
Net Asset Value, End of period                                       $9.35
                                                                     =======
Total Return                                                         (6.43%)

Ratios/Supplementary Data:
     Net Assets at End of period  (000s  omitted)                     $6,990
Ratios to Average Net Assets:
     Expenses including reimbursement/waiver                         1.47%(b)(c)
     Expenses excluding reimbursement/waiver                         1.90%(b)(c)
     Net investment income (loss) including
        reimbursement/waiver                                       (0.05)%(b)(c)
     Portfolio Turnover Rate                                          8.64%(d)
     Average Brokerage Commissions                                   $0.0366(e)

(a) The Fund commenced operations on November 4, 1996.
(b) Annualized.
(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(d) Portfolio turnover rate represents the rate of portfolio activity for the period ended April 30, 1997 of the Portfolio.
(e) Amount represents the average commission per share paid to brokers on the purchase and sale of the portfolio securities of the Portfolio.

INVESTMENT OBJECTIVE

         This Fund's investment objective is long-term capital appreciation through investment in markets outside the United States. It seeks to achieve its investment objective by investing at least 65%, and normally intends to invest substantially all, of its total assets in equity securities, which may be denominated in foreign or U.S. currency, of companies domiciled outside of the United States that have market capitalizations of $1.5 billion or less at the time of investment.

         The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio, which has an identical investment objective and substantially similar policies and strategies as the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

         Although the following information describes the investment policies of the Portfolio and the responsibilities of Schroder Core's Board of Trustees (the "Schroder Core Board"), it applies equally to the Fund and the Trust's Board of Trustees (the "Trust Board"). Additional information concerning the investment policies and restrictions of the Fund and the Portfolio is contained in the SAI.

         The investment objective and fundamental investment policies may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of: (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Portfolio are not fundamental. Non-fundamental investment policies may be changed by the Schroder Core Board without approval of the investors in the Portfolio.

         The Portfolio normally invests in equity securities of issuers that have market capitalizations under $1.5 billion or less at the time of investment. Investments by the Portfolio are selected by Schroder Capital on the basis of their potential for capital appreciation without regard for current income. Schroder Capital generally considers the following factors in determining the potential for capital appreciation: (i) issuers' potential for long-term growth; (ii) issuers' financial conditions; (iii) valuation; (iv) issuers' sensitivity to cyclical factors; and (v) whether issuers' management holds a significant equity position in the issuer.

         The Portfolio may purchase preferred stock and convertible securities, including warrants and convertible preferred stock, and may purchase American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar securities (collectively, "Depositary Receipts") of foreign issuers. Depositary receipts typically are receipts issued by a financial institution or trust company evidencing ownership of underlying securities. For temporary defensive purposes, the Portfolio may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including U.S. government securities and certificates of deposit and bankers' acceptances of U.S. banks. The Portfolio may also hold cash and time deposits in foreign banks denominated in any major foreign currency. (See "Additional Investment Policies and Risk Considerations" in the Prospectus and "Investment Policies" in the SAI for further information about all these types of investments.)

         Countries in which the Portfolio may invest include, but are not limited to, Japan, Germany, the United Kingdom, France, Italy, Belgium, Austria, Finland, Ireland, New Zealand, Switzerland, the Netherlands, Hong Kong, Singapore, Malaysia, Australia, Sweden, Norway, Denmark and Spain. The Portfolio has a non-fundamental policy to invest in the securities of foreign issuers domiciled in at least three foreign countries. In general, the Portfolio invests only in securities of companies and governments in countries that Schroder Capital, in its judgment, considers both politically and economically stable. The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent it invests in issuers located in one country, the Portfolio may be susceptible to factors adversely affecting that country. (See "Additional Investment Policies and Risk Considerations".)

         In selecting securities denominated in foreign currencies, Schroder Capital considers, among other factors, the effect of movement in currency exchange rates on the U.S.-dollar value of such securities. An increase in the value of a currency will increase the total return to the Portfolio of securities denominated in such currency. Conversely, a decline in the value of the currency will reduce the total return. The Portfolio may also enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio from adverse movements in currency values, the contracts also limit possible gains from favorable movements. (See "Additional Investment Policies and Risk Considerations".)

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

         COMMON AND PREFERRED STOCK AND WARRANTS. The Portfolio may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and preferred stockholders, if any, are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in a company and not a creditor of the company, as is a holder of the company's fixed-income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by the Portfolio may be traded in the over-the counter market or on a securities exchange but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Portfolio of a security to meet withdrawals by interest holders or otherwise may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

         The Portfolio may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.

         OPTIONS AND FUTURES TRANSACTIONS. While the Portfolio does not presently intend to do so, it may write covered call options and purchase certain put and call options, stock-index futures, and options on stock-index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments". In general, the Portfolio may use Hedging Instruments:
(i) to attempt to protect against declines in the market value of the portfolio's securities, and thus protect the Fund's net asset value per share against downward market trends; or (ii) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. The Portfolio will not use Hedging Instruments for speculation. The Hedging Instruments that the Portfolio is authorized to use have certain risks associated with them. Principal among such risks are: (i) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (ii) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (iii) possible losses resulting from the inability of the investment adviser to correctly predict the direction of stock prices, interests rates and other economic factors. The Hedging Instruments that the Portfolio may use and the risks associated with them are described in greater detail under "Options and Futures Transactions" in the SAI.

         SHORT SALES AGAINST-THE-BOX. The Portfolio may not sell securities short except in "short sales against-the-box". For federal income tax purposes, short sales against-the-box may be made to defer recognition of gain or loss on the sale of securities "in the box", and no income can result and no gain can be realized from securities sold short against-the-box until the short position is closed out. Such short sales are subject to the limits described under "Fundamental Restrictions". (See "Short Sales Against-the-Box" in the SAI for further details.)

         DEPOSITARY  RECEIPTS.  The  Portfolio  may  invest in  certain  issuers exclusively or primarily through the purchase of sponsored and unsponsored Depositary Receipts, including American Depositary Receipts ("ADRs")and other similar securities, such as European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or International Depositary Receipts ("IDRs"), or through investment in government-approved investment companies or other vehicles. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities, into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. EDRs, GDRs and IDRs are similar to ADRs and are designed for use in foreign markets.

         FOREIGN EXCHANGE CONTRACTS. Changes in foreign currency exchange rates affect the U.S.-dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, many of which may be difficult if not impossible to predict. When investing in foreign securities, the Portfolio usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

         The Portfolio may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities and may expose the Portfolio to the risk that the counterparty is unable to perform. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. The Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if Schroder Capital fails to predict currency values correctly.

         The Portfolio is required to distribute substantially all of its investment income in U.S. dollars. Because most of the Portfolio's income is received and realized in foreign currencies; a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Portfolio's income has been earned may require the Portfolio to liquidate some portfolio securities to acquire sufficient U.S. dollars to make such distributions. Similarly, if the exchange rate declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

         FIRM- AND STANDBY-COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES. New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm- and standby-commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Portfolio and not for purposes of leveraging the

Portfolio's assets. However, the Portfolio will not accrue any income on these securities prior to delivery. The value of when-issued securities and firm- and standby-commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest-rate levels. There is a risk that a party with whom the Portfolio has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Portfolio.

         DEBT SECURITIES. The Portfolio may also invest in debt obligations of the United States and its subdivisions, foreign governments, international organizations and foreign corporations. The Portfolio may from time to time invest up to 5% of its total assets in debt securities with high risk and high yields (as compared to other debt securities meeting the Portfolio's investment criteria). The debt securities in which the Portfolio invests may be unrated but will not be in default at the time of purchase. The value of debt securities generally varies inversely with interest rate changes. (See "Additional Investment Policies and Risk Considerations".)

         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS. The Portfolio may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Portfolio will limit its investment in time deposits for which there is a penalty for early withdrawal to 15% of its net assets.

         ILLIQUID AND RESTRICTED SECURITIES. As a non-fundamental policy, the Portfolio will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale ("restricted securities"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. This policy includes over-the-counter options held by the Portfolio and the "in the money" portion of the assets used to cover such options. The limitation on investing in restricted securities does not include securities that may not be resold to the general public but may be resold to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, as amended. If SCMI determines that a "Rule 144A security" is liquid pursuant to guidelines adopted by the Trust Board, the security will not be deemed illiquid. These guidelines take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, that security may become illiquid, which could affect the Portfolio's liquidity. (See "Investment Policies -- Illiquid and Restricted Securities" in the SAI for further information.)

         LENDING OF PORTFOLIO SECURITIES. The Portfolio may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income. The total market value of securities loaned will not at any time exceed 25% of the value of the total assets of the Portfolio. The risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Portfolio's investment adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

         COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. The Portfolio may invest in commercial paper primarily rated at the time of investment "P-1" by Moody's
Investor Service ("Moody's") or "A-1" by Standard and Poor's ("S&P"), or, if unrated by Moody's or S&P, deemed comparable in quality by the Portfolio's investment adviser. The Portfolio may also invest in commercial paper rated below "A-1"/ "P-1"; however, such investments are subject to the Portfolio's 10% limit on high-yield, high-risk securities. (See "Appendix A -- Description of Securities Ratings" to the SAI.)

         REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller -- a U.S. bank or recognized broker-dealer -- sells securities to the Portfolio and agrees to repurchase the securities at the Portfolio's cost plus interest within a specified period (normally one day). In these transactions, the values of the underlying securities purchased by the Portfolio are monitored at all times by SCMI to ensure that the total value of the securities equals or exceeds the value of the repurchase agreement, and the Portfolio `s custodian bank holds the securities until they are repurchased. In the event of default by the seller under the repurchase agreement, the Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risks, SCMI reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements.

         TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the Portfolio may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect
to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. Government securities, certificates of deposit and bankers' acceptances of U.S. banks. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The Portfolio also may hold cash and time deposits in U.S. banks. In transactions involving "repurchase agreements," the Portfolio purchases securities from a bank or broker-dealer who agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. The securities purchased by the Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. (See "Investment Policies" in Part B for further information about all these securities.)

RISK CONSIDERATIONS

         FOREIGN INVESTMENTS. Investments in foreign securities involve certain risks not associated with domestic investments, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes, thereby reducing the income available for distribution to the Portfolio's interestholders. Additionally, commission rates payable on foreign portfolio transactions may often be higher than in the U.S. Because international investments generally involve risks in addition to those risks associated with investments in the U.S., the Fund should be considered only as a vehicle for international diversification and not as a complete investment program.

         Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. Often, available information about issuers and their securities is less extensive in foreign markets, particularly emerging market countries, than in the United States. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S.
laws.

         Moreover: (i) interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income earned by the Portfolio;
(ii) accounting, auditing and financial reporting standards differ from those in the U.S., which means that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.; (iii) foreign securities may trade less frequently and/or with less volume than U.S. securities and consequently may exhibit greater price volatility; and (iv) foreign securities trading practices, including those involving securities settlement, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

         GEOGRAPHIC CONCENTRATION. The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it invests in issuers located in one country, the Portfolio is susceptible to factors adversely affecting that country, including the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

         CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because the Portfolio will invest in non-U.S. dollar denominated securities, changes in foreign currency exchange rates will affect the value of the Portfolio's investments. A decline against the dollar in the value of currencies in which the Portfolio's investments are denominated will result in a corresponding decline in the dollar value of its assets. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

         The Portfolio may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio due to a decline in the value of the currency sold, they also limit any possible gain that might result should the value of such currency rise. (See "Options and Futures Transactions".)

         SMALLER COMPANIES. Investments in smaller capitalization companies involve greater risks than those associated with investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, consequently, generally has a disproportionate effect on their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

         Investments in small, unseasoned issuers generally involve greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel which have not been thoroughly tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities, which the Portfolio may purchase when they are offered to the public for the first time, may have a limited trading market, which may adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

         FIXED-INCOME SECURITIES AND THEIR CHARACTERISTICS. Fixed-income securities generally are subject to market risk and credit risk. Market risk refers to the change in the market value of investments by the Portfolio in fixed income securities, including money market instruments, when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations. There is normally an inverse relationship between the market value of fixed-rate debt securities and changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. The Portfolio's investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that the Portfolio holds. Credit risk refers to changes in the ability of an issuer to make payments of interest and principal when due and changes in the market's perception of an issuer's creditworthiness that affect the value of the debt securities of that issuer.

MANAGEMENT OF THE FUND

    SCHRODER GROUP ASSETS UNDER MANAGEMENT WORLDWIDE AS OF DECEMBER 31,1996-
                                OVER $150 BILLION


                                [WOLD MAP GRAPHIC]


 THE SCHRODER INVESTMENT MANAGEMENT GROUP INVESTMENT AND REPRESENTATIVE OFFICES WORLDWIDE INCLUDE NEW YORK, LONDON, BOSTON, ZURICH, WARSAW, TOKYO, HONG KONG,
  BEIJING, SHANGHAI, TAIPEI, SEOUL, BANGKOK, KUALA LUMPUR, SINGAPORE, JAKARTA,
                  SYDNEY, BUENOS AIRES, SAO PAULO, AND BOGOTA.

    TOGETHER, SCHRODER CAPITAL MANAGEMENT INTERNATIONAL AND SCHRODER CAPITAL
                     MANAGEMENT INC. MANAGE OVER $24 BILLION

BOARDS OF TRUSTEES

         The business and affairs of the Fund are managed under the direction of the Trust Board. The business and affairs of the Portfolio are managed under the direction of the Schroder Core Board. Additional information regarding the Trustees and executive officers of the Trust, as well as Schroder Core's trustees and executive officers, may be found in the SAI under the heading "Management, Trustees and Officers".

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

         As investment adviser to the Portfolio, SCMI manages the Portfolio and continuously reviews, supervises and administers its investments. SCMI is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding such investments with brokers or dealers it selects. For these services, the Investment Advisory Agreement between SCMI and the Trust provides that SCMI is entitled to receive a monthly advisory fee at the annual rate of 0.85% of the Portfolio's average daily net assets, which the Fund indirectly bears through investment in the Portfolio. SCMI has agreed, however, to waive 0.10% of the advisory fees payable under the Investment Advisory Agreement by the Portfolio. Such fee limitation arrangement shall remain in effect until its elimination is approved by the Schroder Core Board. The Fund bears no separate investment advisory fee directly. Prior to November 1, 1996, the Fund had no operating history. The historical performance of the Adviser's commingled investment fund for tax-exempt pension and profit sharing trusts which has substantially similar policies, strategies and risks, managed by Schroder Capital, the portfolio manager of the Portfolio, is presented in Appendix A.

         SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The Schroder Group specializes in providing investment management services.

         As of the date of this Prospectus, Schroder Capital has been investing in international small companies as a specialist area for over 20 years and has 14 analysts dedicated to following small company stock. Schroders' analysts maintain contact with over 1,500 small companies in a typical year and conduct over 900 exclusive on-site company visits.


     Richard R. Foulkes, a Vice President of the Trust and Deputy Chairman of SCMI, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Foulkes has managed the Portfolio's investment portfolio since January 1997. Mr. Foulkes has been a Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989 and a Deputy Chairman/Executive Vice President of Schroder Capital Management Inc. since October 1995.


         The Fund pursues its investment objective through investment in the Portfolio. The Fund may withdraw its investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. (See "Other Information -- Fund Structure".) Accordingly, the Fund has retained SCMI as its investment adviser to manage the Fund's assets in the event the Fund withdraws its investment. SCMI does not receive an investment advisory fee with respect to the Fund so long as the Fund remains completely invested in the Portfolio (or any other investment company). If the Fund resumes directly investing in portfolio securities, the Fund will pay SCMI a monthly advisory fee at the annual rate of 0.75% of the Fund's average daily net assets. The investment advisory agreement between SCMI and the Trust with respect to the Fund is the same in all material respects as the investment advisory contract between SCMI and Schroder Core with respect to the Portfolio (except as to the parties, the fees payable thereunder, the circumstances under which fees will be paid and the jurisdiction whose laws govern the agreement).

ADMINISTRATIVE SERVICES

         On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Advisors, 787 Seventh Avenue, 34th Floor, New York, New York 10019. On behalf of the Portfolio, the Trust has also entered into a subadministration agreement with Forum, Two Portland Square, Portland, Maine 04101. Pursuant to these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Portfolio by SCMI. Schroder Advisors is compensated at the annual rate of 0.10% of the Fund's average daily net assets. Forum is compensated at the annual rate of 0.075% of the Fund's average daily net assets.

         Schroder Advisors and Forum provide similar services to the Portfolio, for which the Portfolio pays Schroder Advisors at the annual rate of 0.15% of the Portfolio's average daily net assets and pays Forum at the annual rate of 0.075% of the Portfolio's average daily net assets.

EXPENSES

         SCMI and Schroder Advisors have undertaken voluntarily to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses chargeable to Investor Shares to 1.50% of the average daily net assets of the Fund attributable to those shares. This expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the 1940 Act) of the Trust. If expense reimbursements are required, they will be made on a monthly basis. Forum has agreed to waive, up to 0.025%, a pro rata portion of its fees at the Fund level as necessary to keep the total expense ratio for the Fund, including indirect expenses borne by the Fund as a result of investing in the Portfolio, at 1.50% of the average daily net assets of the Fund.

PORTFOLIO TRANSACTIONS

         SCMI places orders for the purchase and sale of the Portfolio's investments with brokers and dealers selected by SCMI in its discretion and seeks "best execution" of such portfolio transactions. The Portfolio may pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to the Portfolio than would be the case for comparable transactions effected on U.S.
securities exchanges.

         Subject to the Portfolio's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities") affiliates of SCMI to effect transactions of the Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, the Portfolio's payment of commissions to Schroder Securities is subject to procedures adopted by the Schroder Core Board designed to ensure that such commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Portfolio's brokerage will be directed to Schroder Securities and in no event will Schroder Securities receive such brokerage in recognition of research services.

         Although the Portfolio does not currently engage in directed brokerage arrangements to pay expenses, it may do so in the future. These are arrangements whereby brokers executing the Portfolio's portfolio transactions would agree to pay designated expenses of the Portfolio if brokerage commissions generated by the Portfolio reached certain levels. These arrangements might reduce the Portfolio's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Portfolio.

CODE OF ETHICS

         The Trust, Schroder Core, SCMI, Schroder Advisors, and Schroders Incorporated have each adopted a code of ethics that contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the Report of the Advisory Group on Personal Investing of the Investment Company Institute, of which the Trust is a member.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

         Investors may purchase Investor Shares directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Financial Corp., the Fund's transfer agent ("Transfer Agent"). (See "Other Information -- Shareholder Inquiries".)

         Shares of the Fund are offered at the net asset value next determined after receipt of a completed account application (at the address set forth below). The minimum initial investment is $100,000. There is no minimum subsequent investment. SCMI reserves the right to waive the minimum initial investment at its discretion. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

         Purchases may be made by mailing a check(in U.S. dollars), payable to "Schroder International Smaller Companies Fund" to:

               Schroder International Smaller Companies Fund - Investor Shares P.O. Box 446
               Portland, Maine 04112

         For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the investment.

         Investors may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

              Chase Manhattan Bank
              New York, NY
              ABA No.: 021000021
              For Credit To: Forum Financial Corp.
              Account No.: 910-2-718187
              Ref.: Schroder International Smaller Companies Fund -
                Investor Shares
              Account of: (shareholder name)
              Account No.: (shareholder account number)

         The wire order must specify the name of the Fund, the shares' class (I.E., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and an account application must be completed and mailed to the Fund before any account becomes active. Wire orders received prior to 4:00 p.m. (Eastern time) on each day that the New York Stock Exchange is open for trading (a "Fund Business Day") will be processed at the net asset value determined as of that day. Wire orders received after 4:00 p.m. (Eastern time) will be processed at the net asset value determined as of the next Fund Business Day. (See "Net Asset Value".)

         The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by specific written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

         The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions will automatically be reinvested. In addition, the amount of any outstanding checks for dividends and capital-gain distributions that have been returned to the Transfer Agent will be reinvested, and the checks will be canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

         Shares of the Fund are offered in connection with tax-deferred retirement plans. Applications forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

         The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $25,000. There is no minimum subsequent investment amount. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income.

Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before effecting a rollover.

STATEMENT OF INTENTION

         Investor Share investors also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $100,000 or more in Investor Shares of the Fund within a period of 13 months.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

         The Fund reserves the right to redeem shares in any account if, at the end of the Statement of Intention period, the account does not have a value of at least the minimum investment amount.

EXCHANGES

         Shareholders may exchange Investor Shares of the Fund for Investor Shares of any other fund of the Trust so long as they meet the initial investment minimum of the fund being purchased and maintain the respective minimum account balance in each fund in which they own shares. Exchanges between each fund are at net asset value.

         For federal income tax purposes an exchange is considered to be a sale of shares on which a shareholder may realize a capital gain or loss. An exchange may be made by calling the Transfer Agent at (800) 344-8332 or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other series of the Trust may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

REDEMPTION OF SHARES

         Shares of the Fund are redeemed at their next determined net asset value after receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. Redemption requests may be made between 9:00 a.m. and 6:00 p.m. (Eastern time) on each Fund Business Day. Redemption requests that are received prior to 4:00 p.m. (Eastern time) will be processed at the net asset value determined as of that day. Redemption requests that are received after 4:00 p.m. (Eastern time) will be processed at the net asset value determined the next Fund Business Day. (See "Net Asset Value".)

         BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone.
 If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of shares to be redeemed and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

         If shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates), must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

         ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds will normally be mailed within seven days. No redemption proceeds will be mailed until checks in payment for the purchase of the shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

         The Fund may suspend the right of  redemption  during any period  when:
(i) trading on the New York Stock Exchange is restricted or that exchange is closed; (ii) the SEC has by order permitted such suspension; or (iii) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem shares in whole or in part by a distribution in kind of portfolio securities (from the investment portfolio of the Portfolio or of the Fund), in lieu of cash. The Fund will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. (See "Additional Purchase and Redemption Information -- Redemption in Kind" in the SAI.)

         The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

         Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than $2,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least $2,000.

NET ASSET VALUE

         The net asset value per share of the Fund is calculated separately for each class of shares of the Fund at 4:00 p.m. (Eastern time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of shares of the Fund outstanding.

         The net asset value per share of the Fund is calculated separately for each class of Shares of the Fund at 4:00 p.m. (Eastern time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving Day and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of Shares of the Fund outstanding.

         Generally, securities held by the Portfolio that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board.

         Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by using methods approved by the Schroder Core Board.

         All assets and liabilities of the Portfolio denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

         The Fund intends to comply with the provisions of Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will not have to pay federal income tax on that part of its investment income or net realized capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its income and net realized capital gain and, therefore, intends not to be subject to federal income tax.

         Dividends and capital-gain distributions on a class of shares are reinvested automatically in additional shares of the same class at net asset value unless the shareholder has elected in the account application, or otherwise in writing, to receive dividends and other distributions in cash.

         After every dividend and other distribution, the value of a share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

         Dividends and other distributions paid by the Fund with respect to both classes of its shares are calculated in the same manner and at the same time. The per share dividends on Advisor Shares are expected to be lower than the per share dividends on Investor Shares as a result of any compensation payable to Service Organizations for shareholder servicing for the Advisor Shares.

         Dividends from the Fund's income generally are taxable to shareholders as ordinary income whether dividends are invested in additional shares or received in cash. Distributions by the Fund of any net capital gain is taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held the shares. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

         Dividends from the Fund will qualify for the dividends-received deduction for corporate shareholders to the extent dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations, provided the Fund shares are held for more than 45 days. If securities held by the Fund are considered to be debt-financed (generally, acquired with borrowed funds); are held by the Fund for fewer than 46 days (91 days in the case of certain preferred stock); or are subject to certain forms of hedges or short sales, then the portion of the dividends paid by the Fund attributable to such securities will not be eligible for the dividends-received deduction.

         A redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's basis in the redeemed shares. If shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital-gain distributions received on those shares.

         The Fund must withhold 31% from dividends, capital-gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital-gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes.

         In an effort to adhere to certain tax requirements, the Fund may have to limit its investment activity in some types of instruments.

         If the Fund's dividends exceed its taxable income in any year, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. Shareholders will be notified by the Trust if a distribution included a return of capital.

         EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the Portfolio and its investments, which generally reduce the Fund's income. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gain than was actually distributed by the Fund but will also show the amount of the available offsetting credit or deduction.

         If the Fund is eligible to do so, it intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (i) distributions received from the Fund; and (ii) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Portfolio from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the SAI for further information. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of shares.

THE PORTFOLIO

         The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends and gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to its holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio. The Portfolio intends to conduct its operations so as to enable the Fund to qualify as a regulated investment company.

OTHER INFORMATION

CAPITALIZATION AND VOTING

         The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Investor Shares), and the costs of doing so will be borne by the Trust. The Trust currently consists of seven separate portfolios, each of which has separate investment objectives and policies.

         The Fund currently consists of two classes of shares. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ.

         Shares are fully paid, non-assessable, and have no preemptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

         There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

REPORTS

         The Trust sends each shareholder a semi-annual report and an audited annual report containing the Fund's financial statements.

PERFORMANCE

         The Fund may include quotations of its average annual total return, cumulative total return and other performance measures in advertisements or reports to shareholders or prospective investors. Average annual total return of a class of shares is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of a proportional share of a Fund's expenses (on an annual basis) and assumes investment and reinvestment of all dividends and distributions at NAV. Cumulative total returns are calculated similarly except that the total return is aggregated over the relevant period instead of annualized.

         Performance quotations are calculated separately for each class of shares of the Fund. The Fund may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses.

         Performance information represents only past performance and does not necessarily indicate future results. For a description of the methods used to determine total return and other performance measures for the Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank is custodian of the Fund's and the Portfolio's assets. Forum Financial Corp.serves as the Fund's transfer and dividend disbursing agent.

SHAREHOLDER INQUIRIES

         Inquiries about the Fund, including its past performance, should be directed to:
                  Schroder International Smaller Companies Fund
                  P.O. Box 446
                  Portland, Maine 04112
         Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

FUND STRUCTURE

         CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Advisor Shares are offered by a separate prospectus to individual investors, in most cases through Service Organizations. Advisor Shares have lower investment minimums and incur more expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions will differ between the classes. Information about Advisor Shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

         THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and substantially similar policies as the Fund. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in December 1996. Schroder Core is registered under the 1940 Act as an open-end management investment company and currently has four separate portfolios. The assets of the Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Schroder Core.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of November 4, 1996, there were two institutional investors in the Portfolio. The Portfolio may permit other investment companies or qualified investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund. All investors in the Portfolio bear a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

         The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from Schroder Core by calling Forum Financial Corp. at (207) 879-8903.

         Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core, its Trustees and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, under federal securities law, Schroder Core may be liable for misstatements or omissions of a material fact in any proxy soliciting material of an investor in Schroder Core, including the Fund. Each investor in the Portfolio, including the Trust, will indemnify Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims.

         Indemnified claims are those brought against the Schroder Core Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Core and was supplied to the investor by Schroder Core.
Similarly, Schroder Core will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core that is supplied to the investor by Schroder Core. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in Schroder Core. The purpose of these cross-indemnity provisions is to limit the liability of Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core, its liability is similarly limited to information about and supplied by it.

         CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it usually would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Trust Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

         Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which SCMI considers to be quite remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

APPENDIX A
PRIOR PERFORMANCE OF SCMI

         The following table sets forth SCMI's composite performance data relating to the historical performance of a commingled investment fund for tax-exempt pension and profit sharing trusts that is managed by the investment adviser and is the only account managed by the investment adviser with an investment objective, policies, strategies and risks substantially similar to those of the Portfolio. The commingled fund commenced operations in May, 1989, and as of September 30, 1996, had total net assets of approximately $980 million. THE DATA ARE PROVIDED TO ILLUSTRATE THE PAST PERFORMANCE OF SCMI IN MANAGING SUBSTANTIALLY SIMILAR ACCOUNTS AS MEASURED AGAINST SPECIFIED MARKET INDICES AND DO NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO. INVESTORS SHOULD NOT CONSIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE PORTFOLIO, OF THE FUND OR OF THE INVESTMENT ADVISER.

         SCMI's composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"), respectively applied to all time periods. AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to: (i) promote full and fair presentations by investment advisers of their performance results; and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. Returns do not reflect the deduction of investment advisory fees, custody fees, brokerage commissions and execution costs paid by the account, without provision for federal or state taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns combine the accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighting each account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by linking the monthly and quarterly returns, respectively, in accordance with AIMR standards.

         The commingled investment fund that is included in the investment adviser's composite is not subject to the same types of expenses to which the Portfolio is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the Investment Company Act of 1940 or the Internal Revenue Code. The performance results for SCMI's composite could have been adversely affected if the commingled investment fund had been subject to such regulation.

The investment results of the commingled investment fund are audited annually. Presenting the performance of such fund here is not intended to predict or suggest the returns that might be experienced by the Portfolio, the Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Annual Rates of Return

                                    1/1/96 -                                                                  5/31/89 -
                                    9/30/96     1995      1994      1993       1992      1991      1990      12/31/89
                                    ---------   ----      ----      ----       ----      ----      ----      ---------

Adviser's Composite                  13.6%      6.2%      4.4%      30.0%      -9.3%     8.4%      -2.3%       36.8%

Salomon Brothers
Extended Market Index (1)            7.7%       4.8%      9.4%      30.7%     -15.3%     6.5%     -22.6%       24.9%
---------------------------------


(1) The Salomon Brothers Extended Market Index ("EMI") is the portion of the Salomon Brothers Broad Market Index ("BMI") related to companies with small market capitalization in approximately 22 countries. Only issues that non-local investors may purchase are included. In establishing the EMI, Salomon Brothers ranks all companies in the BMI (I.E., companies with available market capital greater than U.S. $100 million) within each country by their total (unadjusted) market capital. The EMI represents the smallest companies in each country based on total market capital having in the aggregate 20% of the cumulative available market capital in such country.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, Limited Liability Company
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
Woolgate House, Coleman Street
London EC2P 2HD, United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

INDEPENDENT AUDITORS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

Table of Contents

PROSPECTUS SUMMARY.............................3
EXPENSES OF INVESTING
    IN THE FUND................................4
Fee Table......................................4
Example........................................4
FINANCIAL HIGHLIGHTS...........................5
INVESTMENT OBJECTIVE...........................6
INVESTMENT POLICIES............................6
ADDITIONAL INVESTMENT POLICIES
    AND RISK CONSIDERATIONS....................7
RISK CONSIDERATIONS...........................10
MANAGEMENT OF THE FUND........................12
Boards of Trustees............................12
Investment Adviser and
    Portfolio Managers........................12
Administrative Services.......................13
Expenses......................................13
Portfolio Transactions........................14
Code of Ethics................................14
INVESTMENT IN THE FUND........................14
Purchase of Shares............................14
Retirement Plans and Individual
  Retirement Accounts.........................15
Statement of Intention........................16
Exchanges.....................................16
Redemption of Shares..........................16
Net Asset Value...............................17
DIVIDENDS, DISTRIBUTIONS
  AND TAXES...................................18
The Fund......................................18
The Portfolio.................................19
OTHER INFORMATION.............................20
Capitalization and Voting.....................20
Reports.......................................20
Performance...................................20
Custodian and Transfer Agent..................21
Shareholder Inquiries.........................21
Fund Structure................................21
Appendix A...................................A-1

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
ADVISOR SHARES

This fund's investment objective is long-term capital appreciation through investment in markets outside the United States. It seeks to achieve its investment objective by investing primarily in equity securities, which may be denominated in foreign or U.S. currency, of companies domiciled outside of the United States that have market capitalizations of $1.5 billion or less at the time of investment. It is intended for long-term investors seeking international diversification and willing to accept the risks associated with investment in smaller companies of foreign markets.

                            YOUR WINDOW ON THE WORLD

Schroder International Smaller Companies Fund (the "Fund"), a series of Schroder Capital Funds (Delaware) (the "Trust"), seeks to achieve its investment objective by investing substantially all of its assets in Schroder International Smaller Companies Portfolio (the "Portfolio"), which has an identical investment objective and substantially similar investment policies and strategies as the Fund. Accordingly, the Fund's investment experience corresponds directly with the Portfolio's investment experience. The Portfolio is a series of Schroder Capital Funds ("Schroder Core"). (See "Other Information -- Fund Structure".)

This Prospectus sets forth concisely the information you should know before investing and should be retained for future reference. To learn more about the Fund, you may obtain a copy of the Fund's current Statement of Additional
Information (the "SAI"), which is incorporated by reference into this Prospectus. The SAI dated June 27, 1997, as amended from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on their Internet Web Site (http://www.sec.gov) or may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling (800) 290-9826. The Fund has not authorized anyone to provide you with information that is different from what is contained in this Prospectus or in other documents to which this Prospectus refers you.



MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. MUTUAL FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                      PROSPECTUS
                                                                   JUNE 27, 1997

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

SCHRODER CAPITAL FUNDS (DELAWARE)       SCHRODER SERIES TRUST
             (800) 290-9826                     (800) 464-3108
SCHRODER EMERGING MARKETS FUND--        SCHRODER EQUITY VALUE FUND
           INSTITUTIONAL PORTFOLIO      SCHRODER INVESTMENT GRADE INCOME FUND
SCHRODER INTERNATIONAL BOND FUND        SCHRODER SHORT-TERM INVESTMENT FUND
SCHRODER INTERNATIONAL FUND             SCHRODER SMALL CAPITALIZATION VALUE FUND
SCHRODER INTERNATIONAL SMALLER
           COMPANIES FUND
SCHRODER U.S. EQUITY FUND
SCHRODER U.S. SMALLER COMPANIES FUND

================================================================================

PROSPECTUS SUMMARY

         This Prospectus offers Advisor Class shares ("Advisor Shares" or, at times, "Shares") of the Fund, which is a separately managed, diversified series of the Trust, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund invests substantially all of its assets in the Portfolio, a separately managed, diversified series of Schroder Core, an open-end, management investment company registered under the 1940 Act. THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS.

         OBJECTIVE. Seeks long-term capital appreciation through investment in securities markets outside the United States.

         STRATEGY. Invests at least 65%, and normally intends to invest substantially all, of its total assets in by investing primarily in equity securities, which may be denominated in foreign or U.S. currency, of companies domiciled outside of the United States that have market capitalizations of $1.5 billion or less at the time of investment.

         INVESTMENT ADVISER. The Portfolio's investment adviser is Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019. The Fund (and indirectly its shareholders) bears a pro rata portion of the investment advisory fee the Portfolio pays to SCMI. Prior to November 1, 1997, the Fund had no operating history. The historical performance of the Adviser's commingled investment fund for tax-exempt pension and profit sharing trusts which has substantially similar policies, strategies and risks, managed by Schroder Capital, the portfolio manager of the Portfolio, is presented in Appendix A.

         ADMINISTRATIVE SERVICES. Schroder Fund Advisors Inc. ("Schroder Advisors") serves as administrator and distributor of the Fund, and Forum Administrative Services, Limited Liability Company ("Forum") serves as the Fund's subadministrator.

         PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed by mail, by bank-wire or through your broker-dealer or other financial institution. The minimum initial investment is $10,000, except that the minimum for an Individual Retirement Account ("IRA") is $2,000. The minimum subsequent investment is $2,500 except that for IRAs the minimum is $250. (See "Investment in the Fund -- Purchase of Shares" and "-- Redemption of Shares".)

         DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend substantially all of its net investment income and any net realized short-term capital gain and at least annually distributes any net realized long-term capital gain and gains from foreign currency transactions. Dividends and capital-gain distributions are reinvested automatically in additional Advisor Shares of the Fund at net asset value unless you elect in your account application, or otherwise in writing, to receive dividends and other distributions in cash. (See "Dividends, Distributions and Taxes".)

         RISK CONSIDERATIONS. Alone, the Fund is not a balanced investment plan. It is intended for long-term investors seeking international diversification who are willing to accept the risks of foreign investing and the risks of investing in smaller capitalization companies, Investments in smaller capitalization companies involves risks in addition to those normally associated with investing in equity securities of large capitalization companies. In addition, investments in securities of non-U.S. issuers involve certain risks not associated with domestic investing, such as uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental, laws or restrictions. Of course, as with any mutual fund, there is no assurance that the Fund or Portfolio will achieve its investment objective. (See "Investment Policies" and "Risk Considerations".)

         The Fund's net asset value ("NAV") varies because the market value of the Portfolio's investments will change with changes in market conditions, interest rates, currency rates, or political or economic events. When you sell your shares, they may be worth more or less than what you paid for them. (For further information, see "Risk Considerations".)

EXPENSES OF INVESTING IN THE FUND

FEE TABLE

         The table below is intended to assist you in understanding the expenses that an investor in Advisor Shares of the Fund would incur. There are no transaction expenses associated with purchases or redemptions of Advisor Shares.

Annual Fund Operating Expenses (as a percentage of average net assets)(1)
     Management Fees (after waivers)(2)(3).................................0.75%
     12b-1 Fees ............................................................None
     OTHER EXPENSES (AFTER WAIVERS AND REIMBURSEMENTS)(2)(3)...............1.00%
     Total Fund Operating Expenses (after waivers
           and reimbursements)(2)(3).......................................1.75%

    (1) The Fund's expenses include its pro rata portion of all operating expenses of the Portfolio.
    (2) Management Fees reflect the fees paid by the Portfolio and the Fund for investment advisory and administrative services.
    (3) SCMI and Schroder Advisors have undertaken voluntarily to waive all or a portion of their fees and assume certain expenses of the Fund during the current fiscal year in order to limit the Fund's investment advisory fee to 0.75% and Total Fund Operating Expenses to 1.75% of the Fund's average daily net assets. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. (See "Management of the Fund --Expenses".) Without waivers and reimbursements, Management Fees, Other Expenses and Total Fund Operating Expenses would be 1.00%, 3.29%, and 4.29%, respectively.

EXAMPLE

         The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming: (i) a 5% annual return; and (ii) redemption at the end of each time period. The example is based on the expenses listed above and assumes the reinvestment of all dividends and other distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. The 5% annual return is not a prediction of the Fund's return but is the percentage required by the SEC for use in this example.

         1 YEAR............................................................$18
         3 YEARS...........................................................$55
         5 YEARS...........................................................$95
         10 YEARS..........................................................$206

FINANCIAL HIGHLIGHTS

         The financial highlights of the Fund are presented below to assist you in evaluating per share performance of the Fund. Information is presented for Investor shares (which have had a lower expense ratio than Advisor Shares) as Advisor Shares were not issued for the period shown. The Fund's unaudited financial statements for the six-month period ended April 30, 1997 are contained in the Fund's Semi-Annual Report to Shareholders and are incorporated by reference into the SAI. The Semi-Annual Report to Shareholders may be obtained without charge by writing the Fund at Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826.


                                                                  Period Ended
                                                                    April 30,
                                                                    1997 (a)
                                                            --------------------
Net Asset Value, Beginning of period                                $10.00
Investment Operations:
     Net Investment Income (Loss)                                    -- (c)
     Net Realized and Unrealized Gain (Loss) on
       Investments                                                   (0.64)
                                                                     ------
Total from Investment Operations                                     (0.64)
                                                                     ------
Distributions from
     Net Investment Income                                           (0.01)
Net Asset Value, End of period                                       $9.35
                                                                      =====
Total Return                                                         (6.43%)

Ratios/Supplementary Data:
     Net Assets at End of period  (000s  omitted)                     $6,990
Ratios to Average Net Assets:
     Expenses including reimbursement/waiver                        1.47%(b)(c)
     Expenses excluding reimbursement/waiver                        1.90%(b)(c)
     Net investment income (loss) including
        reimbursement/waiver                                       (0.05)%(b)(c)
     Portfolio Turnover Rate                                        8.64%(d)
     Average Brokerage Commissions                                  $0.0366(e)

(a) The Fund commenced operations on November 4, 1996, issuing only Investor shares.
(b) Annualized.
(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(d) Portfolio turnover rate represents the rate of portfolio activity of the Portfolio for the period ended April 30, 1997.
(e) Amount represents the average commission per share paid to brokers on the purchase and sale of the portfolio securities of the Portfolio.

INVESTMENT OBJECTIVE

         This Fund's investment objective is long-term capital appreciation through investment in markets outside the United States. It seeks to achieve its investment objective by investing at least 65%, and normally intends to invest substantially all, of its total assets in equity securities, which may be denominated in foreign or U.S. currency, of companies domiciled outside of the United States that have market capitalizations of $1.5 billion or less at the time of investment.

         The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio, which has an identical investment objective and substantially similar policies and strategies as the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

         Although the following information describes the investment policies of the Portfolio and the responsibilities of Schroder Core's Board of Trustees (the "Schroder Core Board"), it applies equally to the Fund and the Trust's Board of Trustees (the "Trust Board"). Additional information concerning the investment policies and restrictions of the Fund and the Portfolio is contained in the SAI.

         The investment objective and fundamental investment policies may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of: (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Portfolio are not fundamental. Non-fundamental investment policies may be changed by the Schroder Core Board without approval of the investors in the Portfolio.

         The Portfolio normally invests in equity securities of issuers that have market capitalizations under $1.5 billion or less at the time of investment. Investments by the Portfolio are selected by Schroder Capital on the basis of their potential for capital appreciation without regard for current income. Schroder Capital generally considers the following factors in determining the potential for capital appreciation: (i) issuers' potential for long-term growth; (ii) issuers' financial conditions; (iii) valuation; (iv) issuers' sensitivity to cyclical factors; and (v) whether issuers' management holds a significant equity position in the issuer.

         The Portfolio may purchase preferred stock and convertible securities, including warrants and convertible preferred stock, and may purchase American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar securities (collectively, "Depositary Receipts") of foreign issuers. Depositary receipts typically are receipts issued by a financial institution or trust company evidencing ownership of underlying securities. For temporary defensive purposes, the Portfolio may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including U.S. government securities and certificates of deposit and bankers' acceptances of U.S. banks. The Portfolio may also hold cash and time deposits in foreign banks denominated in any major foreign currency. (See "Additional Investment Policies and Risk Considerations" in the Prospectus and "Investment Policies" in the SAI for further information about all these types of investments.)

         Countries in which the Portfolio may invest include, but are not limited to, Japan, Germany, the United Kingdom, France, Italy, Belgium, Austria, Finland, Ireland, New Zealand, Switzerland, the Netherlands, Hong Kong, Singapore, Malaysia, Australia, Sweden, Norway, Denmark and Spain. The Portfolio has a non-fundamental policy to invest in the securities of foreign issuers domiciled in at least three foreign countries. In general, the Portfolio invests only in securities of companies and governments in countries that Schroder Capital, in its judgment, considers both politically and economically stable. The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent it invests in issuers located in one country, the Portfolio may be susceptible to factors adversely affecting that country. (See "Additional Investment Policies and Risk Considerations".)

         In selecting securities denominated in foreign currencies, Schroder Capital considers, among other factors, the effect of movement in currency exchange rates on the U.S.-dollar value of such securities. An increase in the value of a currency will increase the total return to the Portfolio of securities denominated in such currency. Conversely, a decline in the value of the currency will reduce the total return. The Portfolio may also enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio from adverse movements in currency values, the contracts also limit possible gains from favorable movements. (See "Additional Investment Policies and Risk Considerations".)

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

         COMMON AND PREFERRED STOCK AND WARRANTS. The Portfolio may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and preferred stockholders, if any, are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in a company and not a creditor of the company, as is a holder of the company's fixed-income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by the Portfolio may be traded in the over-the counter market or on a securities exchange but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Portfolio of a security to meet withdrawals by interest holders or otherwise may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

         The Portfolio may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.

         OPTIONS AND FUTURES TRANSACTIONS. While the Portfolio does not presently intend to do so, it may write covered call options and purchase certain put and call options, stock-index futures, and options on stock-index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments". In general, the Portfolio may use Hedging Instruments:
(i) to attempt to protect against declines in the market value of the portfolio's securities, and thus protect the Fund's net asset value per share against downward market trends; or (ii) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. The Portfolio will not use Hedging Instruments for speculation. The Hedging Instruments that the Portfolio is authorized to use have certain risks associated with them. Principal among such risks are: (i) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (ii) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (iii) possible losses resulting from the inability of the investment adviser to correctly predict the direction of stock prices, interests rates and other economic factors. The Hedging Instruments that the Portfolio may use and the risks associated with them are described in greater detail under "Options and Futures Transactions" in the SAI.

         SHORT SALES AGAINST-THE-BOX. The Portfolio may not sell securities short except in "short sales against-the-box". For federal income tax purposes, short sales against-the-box may be made to defer recognition of gain or loss on the sale of securities "in the box", and no income can result and no gain can be realized from securities sold short against-the-box until the short position is closed out. Such short sales are subject to the limits described under "Fundamental Restrictions". (See "Short Sales Against-the-Box" in the SAI for further details.)

         DEPOSITARY  RECEIPTS.  The  Portfolio  may  invest in  certain  issuers exclusively or primarily through the purchase of sponsored and unsponsored Depositary Receipts, including American Depositary Receipts ("ADRs")and other similar securities, such as European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or International Depositary Receipts ("IDRs"), or through investment in government-approved investment companies or other vehicles. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities, into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. EDRs, GDRs and IDRs are similar to ADRs and are designed for use in foreign markets.

         FOREIGN EXCHANGE CONTRACTS. Changes in foreign currency exchange rates affect the U.S.-dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, many of which may be difficult if not impossible to predict. When investing in foreign securities, the Portfolio usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

         The Portfolio may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities and may expose the Portfolio to the risk that the counterparty is unable to perform. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. The Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if Schroder Capital fails to predict currency values correctly.

         The Portfolio is required to distribute substantially all of its investment income in U.S. dollars. Because most of the Portfolio's income is received and realized in foreign currencies; a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Portfolio's income has been earned may require the Portfolio to liquidate some portfolio securities to acquire sufficient U.S. dollars to make such distributions. Similarly, if the exchange rate declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

         FIRM- AND STANDBY-COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES. New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm- and standby-commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Portfolio and not for purposes of leveraging the

Portfolio's assets. However, the Portfolio will not accrue any income on these securities prior to delivery. The value of when-issued securities and firm- and standby-commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest-rate levels. There is a risk that a party with whom the Portfolio has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Portfolio.

         DEBT SECURITIES. The Portfolio may also invest in debt obligations of the United States and its subdivisions, foreign governments, international organizations and foreign corporations. The Portfolio may from time to time invest up to 5% of its total assets in debt securities with high risk and high yields (as compared to other debt securities meeting the Portfolio's investment criteria). The debt securities in which the Portfolio invests may be unrated but will not be in default at the time of purchase. The value of debt securities generally varies inversely with interest rate changes. (See "Additional Investment Policies and Risk Considerations".)

         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS. The Portfolio may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Portfolio will limit its investment in time deposits for which there is a penalty for early withdrawal to 15% of its net assets.

         ILLIQUID AND RESTRICTED SECURITIES. As a non-fundamental policy, the Portfolio will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale ("restricted securities"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. This policy includes over-the-counter options held by the Portfolio and the "in the money" portion of the assets used to cover such options. The limitation on investing in restricted securities does not include securities that may not be resold to the general public but may be resold to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, as amended. If SCMI determines that a "Rule 144A security" is liquid pursuant to guidelines adopted by the Trust Board, the security will not be deemed illiquid. These guidelines take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, that security may become illiquid, which could affect the Portfolio's liquidity. (See "Investment Policies -- Illiquid and Restricted Securities" in the SAI for further information.)

         LENDING OF PORTFOLIO SECURITIES. The Portfolio may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income. The total market value of securities loaned will not at any time exceed 25% of the value of the total assets of the Portfolio. The risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Portfolio's investment adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

         COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. The Portfolio may invest in commercial paper primarily rated at the time of investment "P-1" by Moody's
Investor Service ("Moody's") or "A-1" by Standard and Poor's ("S&P"), or, if unrated by Moody's or S&P, deemed comparable in quality by the Portfolio's investment adviser. The Portfolio may also invest in commercial paper rated below "A-1"/ "P-1"; however, such investments are subject to the Portfolio's 10% limit on high-yield, high-risk securities. (See "Appendix A -- Description of Securities Ratings" to the SAI.)

         REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller -- a U.S. bank or recognized broker-dealer -- sells securities to the Portfolio and agrees to repurchase the securities at the Portfolio's cost plus interest within a specified period (normally one day). In these transactions, the values of the underlying securities purchased by the Portfolio are monitored at all times by SCMI to ensure that the total value of the securities equals or exceeds the value of the repurchase agreement, and the Portfolio `s custodian bank holds the securities until they are repurchased. In the event of default by the seller under the repurchase agreement, the Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risks, SCMI reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements.

         TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the Portfolio may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect
to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. Government securities, certificates of deposit and bankers' acceptances of U.S. banks. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The Portfolio also may hold cash and time deposits in U.S. banks. In transactions involving "repurchase agreements," the Portfolio purchases securities from a bank or broker-dealer who agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. The securities purchased by the Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. (See "Investment Policies" in Part B for further information about all these securities.)

RISK CONSIDERATIONS

         FOREIGN INVESTMENTS. Investments in foreign securities involve certain risks not associated with domestic investments, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes, thereby reducing the income available for distribution to the Portfolio's interestholders. Additionally, commission rates payable on foreign portfolio transactions may often be higher than in the U.S. Because international investments generally involve risks in addition to those risks associated with investments in the U.S., the Fund should be considered only as a vehicle for international diversification and not as a complete investment program.

         Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. Often, available information about issuers and their securities is less extensive in foreign markets, particularly emerging market countries, than in the United States. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S.
laws.

         Moreover: (i) interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income earned by the Portfolio;
(ii) accounting, auditing and financial reporting standards differ from those in the U.S., which means that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.; (iii) foreign securities may trade less frequently and/or with less volume than U.S. securities and consequently may exhibit greater price volatility; and (iv) foreign securities trading practices, including those involving securities settlement, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

         GEOGRAPHIC CONCENTRATION. The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it invests in issuers located in one country, the Portfolio is susceptible to factors adversely affecting that country, including the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

         CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because the Portfolio will invest in non-U.S. dollar denominated securities, changes in foreign currency exchange rates will affect the value of the Portfolio's investments. A decline against the dollar in the value of currencies in which the Portfolio's investments are denominated will result in a corresponding decline in the dollar value of its assets. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

         The Portfolio may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio due to a decline in the value of the currency sold, they also limit any possible gain that might result should the value of such currency rise. (See "Options and Futures Transactions".)

         SMALLER COMPANIES. Investments in smaller capitalization companies involve greater risks than those associated with investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, consequently, generally has a disproportionate effect on their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

         Investments in small, unseasoned issuers generally involve greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel which have not been thoroughly tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities, which the Portfolio may purchase when they are offered to the public for the first time, may have a limited trading market, which may adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

         FIXED-INCOME SECURITIES AND THEIR CHARACTERISTICS. Fixed-income securities generally are subject to market risk and credit risk. Market risk refers to the change in the market value of investments by the Portfolio in fixed income securities, including money market instruments, when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations. There is normally an inverse relationship between the market value of fixed-rate debt securities and changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. The Portfolio's investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that the Portfolio holds. Credit risk refers to changes in the ability of an issuer to make payments of interest and principal when due and changes in the market's perception of an issuer's creditworthiness that affect the value of the debt securities of that issuer.

MANAGEMENT OF THE FUND

    SCHRODER GROUP ASSETS UNDER MANAGEMENT WORLDWIDE AS OF DECEMBER 31,1996-
                                OVER $150 BILLION


                                [WORLD MAP GRAPHIC]


 THE SCHRODER INVESTMENT MANAGEMENT GROUP INVESTMENT AND REPRESENTATIVE OFFICES
  WORLDWIDE INCLUDE NEW YORK,LONDON, BOSTON, ZURICH, WARSAW, TOKYO, HONG KONG, BEIJING, SHANGHAI, TAIPEI, SEOUL, BANGKOK, KUALA LUMPUR, SINGAPORE, JAKARTA,
                  SYDNEY, BUENOS AIRES, SAO PAULO, AND BOGOTA.

        TOGETHER, SCHRODER CAPITAL MANAGEMENT INTERNATIONAL AND SCHRODER
                CAPITAL MANAGEMENT INC. MANAGE OVER $24 BILLION

BOARDS OF TRUSTEES

         The business and affairs of the Fund are managed under the direction of the Trust Board. The business and affairs of the Portfolio are managed under the direction of the Schroder Core Board. Additional information regarding the Trustees and executive officers of the Trust, as well as Schroder Core's trustees and executive officers, may be found in the SAI under the heading "Management, Trustees and Officers".

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

         As investment adviser to the Portfolio, SCMI manages the Portfolio and continuously reviews, supervises and administers its investments. SCMI is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding such investments with brokers or dealers it selects. For these services, the Investment Advisory Agreement between SCMI and the Trust provides that SCMI is entitled to receive a monthly advisory fee at the annual rate of 0.85% of the Portfolio's average daily net assets, which the Fund indirectly bears through investment in the Portfolio. SCMI has agreed, however, to waive 0.10% of the advisory fees payable under the Investment Advisory Agreement by the Portfolio. Such fee limitation arrangement shall remain in effect until its elimination is approved by the Schroder Core Board. The Fund bears no separate investment advisory fee directly. Prior to November 1, 1996, the Fund had no operating history. The historical performance of the Adviser's commingled investment fund for tax-exempt pension and profit sharing trusts which has substantially similar policies, strategies and risks, managed by Schroder Capital, the portfolio manager of the Portfolio, is presented in Appendix A.

         SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The Schroder Group specializes in providing investment management services.

         As of the date of this Prospectus, Schroder Capital has been investing in international small companies as a specialist area for over 20 years and has 14 analysts dedicated to following small company stock. Schroders' analysts maintain contact with over 1,500 small companies in a typical year and conduct over 900 exclusive on-site company visits.


       Richard R. Foulkes, a Vice President of the Trust and Deputy Chairman of SCMI, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Foulkes has managed the Portfolio's investment portfolio since January 1997. Mr. Foulkes has been a Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989 and a Deputy Chairman/Executive Vice President of Schroder Capital Management Inc. since October 1995.


         The Fund pursues its investment objective through investment in the Portfolio. The Fund may withdraw its investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. (See "Other Information -- Fund Structure".) Accordingly, the Fund has retained SCMI as its investment adviser to manage the Fund's assets in the event the Fund withdraws its investment. SCMI does not receive an investment advisory fee with respect to the Fund so long as the Fund remains completely invested in the Portfolio (or any other investment company). If the Fund resumes directly investing in portfolio securities, the Fund will pay SCMI a monthly advisory fee at the annual rate of 0.75% of the Fund's average daily net assets. The investment advisory agreement between SCMI and the Trust with respect to the Fund is the same in all material respects as the investment advisory contract between SCMI and Schroder Core with respect to the Portfolio (except as to the parties, the fees payable thereunder, the circumstances under which fees will be paid and the jurisdiction whose laws govern the agreement).

ADMINISTRATIVE SERVICES

         On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Advisors, 787 Seventh Avenue, 34th Floor, New York, New York 10019. On behalf of the Portfolio, the Trust has also entered into a subadministration agreement with Forum, Two Portland Square, Portland, Maine 04101. Pursuant to these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Portfolio by SCMI. Schroder Advisors is compensated at the annual rate of 0.10% of the Fund's average daily net assets. Forum is compensated at the annual rate of 0.075% of the Fund's average daily net assets.

         Schroder Advisors and Forum provide similar services to the Portfolio, for which the Portfolio pays Schroder Advisors at the annual rate of 0.15% of the Portfolio's average daily net assets and pays Forum at the annual rate of 0.075% of the Portfolio's average daily net assets.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICE PLAN

         Schroder Advisors acts as distributor of the Fund's shares. Schroder Advisors was organized in 1989 and registered as a broker-dealer to serve as an administrator and distributor for mutual funds. The Trust may compensate Schroder Advisors under a distribution plan, adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") by the Trust on behalf of the Fund's Advisor Shares. Schroder Advisors, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of Advisor Shares. The Distribution Plan authorizes monthly payments at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Advisor Shares. No payments will be made under the Distribution Plan until the Board so authorizes.

         Payments under the Distribution Plan may be for various types of costs, including: (i) advertising expenses; (ii) costs of printing prospectuses and other materials to be given or sent to prospective investors; (iii) expenses of sales employees or agents of Schroder Advisors, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares; (iv) payments to broker-dealers who advise shareholders  regarding the purchase,  sale, or retention of Advisor Shares; and
(v) payments to banks, trust companies, broker-dealers (other than Schroder Advisors) or other financial organizations (collectively, "Service Organizations"). Payments to a particular Service Organization under the Distribution Plan will be calculated by reference to the average daily net assets of Advisor Shares owned beneficially by investors who have a brokerage or other service relationship with the Service Organization. The Fund will not be liable for distribution expenditures made by Schroder Advisors in any given year in excess of the maximum amount payable under the Distribution Plan in that year. Costs or expenses in excess of the annual limit may not be carried forward to future years. Salary expenses of sales personnel who are responsible for marketing various shares of portfolios of the Trust may be allocated to those portfolios, including the Advisor Shares of the Fund, that have adopted a plan similar to that of the Fund on the basis of average daily net assets. Travel expenses may be allocated to, or divided among, the particular portfolios of the Trust for which they are incurred.

         The Trust, on behalf of the Fund, has also adopted a shareholder service plan (the "Shareholder Service Plan"), pursuant to which Schroder Advisors is authorized to pay Service Organizations a servicing fee. Payments under the Shareholder Service Plan may be for various types of services, including: (i) answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Fund may be effected and other matters pertaining to the Fund's services; (ii) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assisting shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arranging for the wiring of funds;
(v) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (vi) integrating periodic statements with other customer transactions; and (vii) providing such other related services as the shareholder may request. The maximum amount payable under the Shareholder Service Plan is 0.25% of the Fund's average daily net assets attributable to Advisor Shares.

         Payments to a particular Service Organization under the Shareholder Service Plan are calculated by reference to the average daily net assets of Advisor Shares owned beneficially by investors who have a service relationship with the Service Organization. Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by Schroder
Advisors. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

EXPENSES

         SCMI and Schroder Advisors have undertaken voluntarily to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses chargeable to Advisor Shares to 1.75% of the average daily net assets of the Fund attributable to those shares. This expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the 1940 Act) of the Trust. If expense reimbursements are required, they will be made on a monthly basis. Forum has agreed to waive, up to 0.025%, a pro rata portion of its fees at the Fund level as necessary to keep the total expense ratio for the Fund, including indirect expenses borne by the Fund as a result of investing in the Portfolio, at 1.50% of the average daily net assets of the Fund.

PORTFOLIO TRANSACTIONS

         SCMI places orders for the purchase and sale of the Portfolio's investments with brokers and dealers selected by SCMI in its discretion and seeks "best execution" of such portfolio transactions. The Portfolio may pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to the Portfolio than would be the case for comparable transactions effected on U.S. securities exchanges.

         Subject to the Portfolio's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities") affiliates of SCMI to effect transactions of the Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, the Portfolio's payment of commissions to Schroder Securities is subject to procedures adopted by the Schroder Core Board designed to ensure that such commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Portfolio's brokerage will be directed to Schroder Securities and in no event will Schroder Securities receive such brokerage in recognition of research services.

         Although the Portfolio does not currently engage in directed brokerage arrangements to pay expenses, it may do so in the future. These are arrangements whereby brokers executing the Portfolio's portfolio transactions would agree to pay designated expenses of the Portfolio if brokerage commissions generated by the Portfolio reached certain levels. These arrangements might reduce the Portfolio's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Portfolio.

CODE OF ETHICS

         The Trust, Schroder Core, SCMI, Schroder Advisors, and Schroders Incorporated have each adopted a code of ethics that contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the Report of the Advisory Group on Personal Investing of the Investment Company Institute, of which the Trust is a member.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

         Investors may purchase Advisor Shares directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Financial Corp., the Fund's transfer agent ("Transfer Agent"). (See "Other Information -- Shareholder Inquiries".)

         Shares of the Fund are offered at the net asset value next determined after receipt of a completed account application (at the address set forth below). The minimum initial investment is $25,000, and the minimum subsequent investment is $2000. SCMI reserves the right to waive the minimum initial investment at its discretion. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.


         Purchases may be made by mailing a check (in U.S. dollars), payable to "Schroder International Smaller Companies Fund" to:

                  Schroder International Smaller Companies Fund - Advisor Shares P.O. Box 446
                  Portland, Maine 04112

         For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the investment.

         Investors may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                  Chase Manhattan Bank
                  New York, NY
                  ABA No.: 021000021
                  For Credit To: Forum Financial Corp.
                  Account No.: 910-2-718187
                  Ref.: Schroder International Smaller Companies Fund -
                          Advisor Shares
                  Account of: (shareholder name)
                  Account No.: (shareholder account number)

         The wire order must specify the name of the Fund, the shares' class (I.E., Advisor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and an account application must be completed and mailed to the Fund before any account becomes active. Wire orders received prior to 4:00 p.m. (Eastern time) on each day that the New York Stock Exchange is open for trading (a "Fund Business Day") will be processed at the net asset value determined as of that day. Wire orders received after 4:00 p.m. (Eastern time) will be processed at the net asset value determined as of the next Fund Business Day. (See "Net Asset Value".)

         The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by specific written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

         The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions will automatically be reinvested. In addition, the amount of any outstanding checks for dividends and capital-gain distributions that have been returned to the Transfer Agent will be reinvested, and the checks will be canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

         Shares of the Fund are offered in connection with tax-deferred retirement plans. Applications forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

         The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000. There is no minimum subsequent investment amount. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before effecting a rollover.

EXCHANGES

         Shareholders may exchange Advisor Shares of the Fund for Advisor Shares of any other fund of the Trust so long as they meet the initial investment minimum of the fund being purchased and maintain the respective minimum account balance in each fund in which they own shares. Exchanges between each fund are at net asset value.

         For federal income tax purposes an exchange is considered to be a sale of shares on which a shareholder may realize a capital gain or loss. An exchange may be made by calling the Transfer Agent at (800) 344-8332 or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other series of the Trust may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

REDEMPTION OF SHARES

         Shares of the Fund are redeemed at their next determined net asset value after receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. Redemption requests may be made between 9:00 a.m. and 6:00 p.m. (Eastern time) on each Fund Business Day. Redemption requests that are received prior to 4:00 p.m. (Eastern time) will be processed at the net asset value determined as of that day. Redemption requests that are received after 4:00 p.m. (Eastern time) will be processed at the net asset value determined the next Fund Business Day. (See "Net Asset Value".)

         BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone.
 If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of shares to be redeemed and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

         If shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates), must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

         ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds will normally be mailed within seven days. No redemption proceeds will be mailed until checks in payment for the purchase of the shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

         The Fund may suspend the right of  redemption  during any period  when:
(i) trading on the New York Stock Exchange is restricted or that exchange is closed; (ii) the SEC has by order permitted such suspension; or (iii) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem shares in whole or in part by a distribution in kind of portfolio securities (from the investment portfolio of the Portfolio or of the Fund), in lieu of cash. The Fund will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. (See "Additional Purchase and Redemption Information -- Redemption in Kind" in the SAI.)

         The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

         Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than $2,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least $2,000.

NET ASSET VALUE

         The net asset value per share of the Fund is calculated separately for each class of shares of the Fund at 4:00 p.m. (Eastern time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of shares of the Fund outstanding.

         The net asset value per share of the Fund is calculated separately for each class of Shares of the Fund at 4:00 p.m. (Eastern time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of Shares of the Fund outstanding.

         Generally, securities held by the Portfolio that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board.

         Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by using methods approved by the Schroder Core Board.

         All assets and liabilities of the Portfolio denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

         The Fund intends to comply with the provisions of Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will not have to pay federal income tax on that part of its investment income or net realized capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its income and net realized capital gain and, therefore, intends not to be subject to federal income tax.

         Dividends and capital-gain distributions on a class of shares are reinvested automatically in additional shares of the same class at net asset value unless the shareholder has elected in the account application, or otherwise in writing, to receive dividends and other distributions in cash.

         After every dividend and other distribution, the value of a share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

         Dividends and other distributions paid by the Fund with respect to both classes of its shares are calculated in the same manner and at the same time. The per share dividends on Advisor Shares are expected to be lower than the per share dividends on Advisor Shares as a result of any compensation payable to Service Organizations for shareholder servicing for the Advisor Shares.

         Dividends from the Fund's income generally are taxable to shareholders as ordinary income whether dividends are invested in additional shares or received in cash. Distributions by the Fund of any net capital gain is taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held the shares. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

         Dividends from the Fund will qualify for the dividends-received deduction for corporate shareholders to the extent dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations, provided the Fund shares are held for more than 45 days. If securities held by the Fund are considered to be debt-financed (generally, acquired with borrowed funds); are held by the Fund for fewer than 46 days (91 days in the case of certain preferred stock); or are subject to certain forms of hedges or short sales, then the portion of the dividends paid by the Fund attributable to such securities will not be eligible for the dividends-received deduction.

         A redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's basis in the redeemed shares. If shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital-gain distributions received on those shares.

         The Fund must withhold 31% from dividends, capital-gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital-gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes.

         In an effort to adhere to certain tax requirements, the Fund may have to limit its investment activity in some types of instruments.

         If the Fund's dividends exceed its taxable income in any year, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. Shareholders will be notified by the Trust if a distribution included a return of capital.

         EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the Portfolio and its investments, which generally reduce the Fund's income. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gain than was actually distributed by the Fund but will also show the amount of the available offsetting credit or deduction.

         If the Fund is eligible to do so, it intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (i) distributions received from the Fund; and (ii) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Portfolio from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the SAI for further information. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of shares.

THE PORTFOLIO

         The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends and gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to its holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio. The Portfolio intends to conduct its operations so as to enable the Fund to qualify as a regulated investment company.

OTHER INFORMATION

CAPITALIZATION AND VOTING

         The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Advisor Shares), and the costs of doing so will be borne by the Trust. The Trust currently consists of seven separate portfolios, each of which has separate investment objectives and policies.

         The Fund currently consists of two classes of shares. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ.

         Shares are fully paid, non-assessable, and have no preemptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

         There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

REPORTS

         The Trust sends each shareholder a semi-annual report and an audited annual report containing the Fund's financial statements.

PERFORMANCE

         The Fund may include quotations of its average annual total return, cumulative total return and other performance measures in advertisements or reports to shareholders or prospective investors. Average annual total return of a class of shares is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of a proportional share of a Fund's expenses (on an annual basis) and assumes investment and reinvestment of all dividends and distributions at NAV. Cumulative total returns are calculated similarly except that the total return is aggregated over the relevant period instead of annualized.

         Performance quotations are calculated separately for each class of shares of the Fund. The Fund may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses.

         Performance information represents only past performance and does not necessarily indicate future results. For a description of the methods used to determine total return and other performance measures for the Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank is custodian of the Fund's and the Portfolio's assets. Forum Financial Corp. serves as the Fund's transfer and dividend disbursing agent.

SHAREHOLDER INQUIRIES

         Inquiries about the Fund, including its past performance, should be directed to:
                  Schroder International Smaller Companies Fund
                  P.O. Box 446
                  Portland, Maine 04112
         Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

FUND STRUCTURE

         CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Investor Shares are offered by a separate prospectus to corporations, institutions, and fiduciaries, including fiduciary, agency, and custodial clients of bank trust departments, trust companies, and their affiliates. Advisor Shares incur more expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions will differ between the classes. Information about Investor Shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

         THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and substantially similar policies as the Fund. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in December 1996. Schroder Core is registered under the 1940 Act as an open-end management investment company and currently has four separate portfolios. The assets of the Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Schroder Core.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of November 4, 1996, there were two institutional investors in the Portfolio. The Portfolio may permit other investment companies or qualified investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund. All investors in the Portfolio bear a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

         The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from Schroder Core by calling Forum Financial Corp. at (207) 879-8903.

         Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core, its Trustees and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, under federal securities law, Schroder Core may be liable for misstatements or omissions of a material fact in any proxy soliciting material of an investor in Schroder Core, including the Fund. Each investor in the Portfolio, including the Trust, will indemnify Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims.

         Indemnified claims are those brought against the Schroder Core Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Core and was supplied to the investor by Schroder Core.
Similarly, Schroder Core will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core that is supplied to the investor by Schroder Core. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in Schroder Core. The purpose of these cross-indemnity provisions is to limit the liability of Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core, its liability is similarly limited to information about and supplied by it.

         CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it usually would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Trust Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

         Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which SCMI considers to be quite remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

APPENDIX A
PRIOR PERFORMANCE OF SCMI

         The following table sets forth SCMI's composite performance data relating to the historical performance of a commingled investment fund for tax-exempt pension and profit sharing trusts that is managed by the investment adviser and is the only account managed by the investment adviser with an investment objective, policies, strategies and risks substantially similar to those of the Portfolio. The commingled fund commenced operations in May, 1989, and as of September 30, 1996, had total net assets of approximately $980 million. THE DATA ARE PROVIDED TO ILLUSTRATE THE PAST PERFORMANCE OF SCMI IN MANAGING SUBSTANTIALLY SIMILAR ACCOUNTS AS MEASURED AGAINST SPECIFIED MARKET INDICES AND DO NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO. INVESTORS SHOULD NOT CONSIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE PORTFOLIO, OF THE FUND OR OF THE INVESTMENT ADVISER.

         SCMI's composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"), respectively applied to all time periods. AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to: (i) promote full and fair presentations by investment advisers of their performance results; and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. Returns do not reflect the deduction of investment advisory fees, custody fees, brokerage commissions and execution costs paid by the account, without provision for federal or state taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns combine the accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighting each account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by linking the monthly and quarterly returns, respectively, in accordance with AIMR standards.

         The commingled investment fund that is included in the investment adviser's composite is not subject to the same types of expenses to which the Portfolio is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the Investment Company Act of 1940 or the Internal Revenue Code. The performance results for SCMI's composite could have been adversely affected if the commingled investment fund had been subject to such regulation.

The investment results of the commingled investment fund are audited annually. Presenting the performance of such fund here is not intended to predict or suggest the returns that might be experienced by the Portfolio, the Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.


Annual Rates of Return

                                    1/1/96 -                                                                  5/31/89 -
                                    9/30/96     1995      1994      1993       1992      1991      1990      12/31/89
                                   --------     ----      ----      ----       ----      ----      ----      --------

Adviser's Composite                  13.6%      6.2%      4.4%      30.0%      -9.3%     8.4%      -2.3%       36.8%


Salomon Brothers
Extended Market Index (1)            7.7%       4.8%      9.4%      30.7%     -15.3%     6.5%     -22.6%       24.9%



(1) The Salomon Brothers Extended Market Index ("EMI") is the portion of the Salomon Brothers Broad Market Index ("BMI") related to companies with small market capitalization in approximately 22 countries. Only issues that non-local investors may purchase are included. In establishing the EMI, Salomon Brothers ranks all companies in the BMI (I.E., companies with available market capital greater than U.S. $100 million) within each country by their total (unadjusted) market capital. The EMI represents the smallest companies in each country based on total market capital having in the aggregate 20% of the cumulative available market capital in such country.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, Limited Liability Company
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
Woolgate House, Coleman Street
London EC2P 2HD, United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

INDEPENDENT AUDITORS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109




Table of Contents

PROSPECTUS SUMMARY.............................3
EXPENSES OF INVESTING
    IN THE FUND................................4
Fee Table......................................4
Example........................................4
FINANCIAL HIGHLIGHTS...........................5
INVESTMENT OBJECTIVE...........................6
INVESTMENT POLICIES............................6
ADDITIONAL INVESTMENT POLICIES
    AND RISK CONSIDERATIONS....................7
RISK CONSIDERATIONS...........................10
MANAGEMENT OF THE FUND........................12
Boards of Trustees............................12
Investment Adviser and
    Portfolio Managers........................12
Administrative Services.......................13
Distribution Plan and
    Shareholder Service Plan..................13
Expenses......................................14
Portfolio Transactions........................14
Code of Ethics................................15
INVESTMENT IN THE FUND........................15
Purchase of Shares............................15
Retirement Plans and Individual
    Retirement Accounts.......................16
Exchanges.....................................16
Redemption of Shares..........................17
Net Asset Value...............................18
DIVIDENDS, DISTRIBUTIONS
  AND TAXES...................................19
The Fund......................................19
The Portfolio.................................20
OTHER INFORMATION.............................20
Capitalization and Voting.....................20
Reports.......................................21
Performance...................................21
Custodian and Transfer Agent..................21
Shareholder Inquiries.........................21
Fund Structure................................21
Appendix A...................................A-1

                  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                  JUNE 27, 1997



                                [WORLD MAP GRAPHIC]


INVESTMENT ADVISER
Schroder Capital Management International Inc. ("SCMI")
ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors, Inc. ("Schroder Advisors")
SUBADMINISTRATOR
Forum Administrative Services, Limited Liability Company ("Forum") TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Forum Financial Corp. ("FFC")

GENERAL INFORMATION:                (207) 879-8903
ACCOUNT INFORMATION:                (800) 344-8332
FAX:                                (207) 879-6206

Investor Shares of Schroder International Smaller Companies Fund ("the Fund") are offered for sale at net asset value with no sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. Advisor Shares of the Fund also are offered for sale at net asset value to individual investors, in most cases through Service Organizations (as defined herein). Advisor Shares are offered at lower investment minimums but incur more expenses than Investor Shares.

This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's current prospectuses dated June 27, 1997, as amended from time to time (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. You may obtain an additional copy of the Prospectus without charge by writing to the Fund at Two Portland Square, Portland, Maine 04101 or calling the numbers listed above.

2

TABLE OF CONTENTS

               INTRODUCTION..................................................3
               INVESTMENT POLICIES...........................................3
               Foreign Securities............................................3
               Emerging Markets..............................................4
               Depository Receipts...........................................4
               Use of Forward Contracts in
                   Foreign Exchange Transactions.............................4
               U.S. Government Securities....................................5
               Bank Obligations..............................................5
               Short-Term Debt Securities....................................5
               Repurchase Agreements.........................................5
               Warrants......................................................6
               Illiquid and Restricted Securities............................6
               Loans of Portfolio Securities.................................6
               Covered Calls and Hedging.....................................6
               Short Sales Against-the-Box...................................10
               INVESTMENT RESTRICTIONS.......................................10
               MANAGEMENT....................................................11
               Officers and Trustees.........................................11
               Investment Adviser............................................13
               Administrative Services.......................................14
               Distribution of Fund Shares...................................15
               Service Organizations.........................................16
               Portfolio Accounting..........................................16
               Fees and Expenses.............................................17
               PORTFOLIO TRANSACTIONS........................................17
               Investment Decisions..........................................17
               Brokerage and Research Services...............................18
               ADDITIONAL PURCHASE AND
                   REDEMPTION INFORMATION....................................19
               Determination of Net Asset Value Per Share....................19
               Redemption In-Kind............................................20
               TAXATION......................................................20
               OTHER INFORMATION.............................................22
               Organization..................................................22
               Capitalization and Voting.....................................23
               Performance Information.......................................23
               Custodian.....................................................24
               Transfer Agent and Dividend Disbursing Agent..................24
               Legal Counsel.................................................24
               Independent Accountant........................................25
               Registration Statement........................................25
               FINANCIAL STATEMENTS..........................................25
               APPENDIX......................................................A-1

8

INTRODUCTION

Schroder International Smaller Companies Fund (the "Fund") is a separately-managed, diversified series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of six separate series, each of which has different investment objectives and policies.

The Fund's investment objective is long-term capital appreciation through investment in securities markets outside the United States. The Fund currently seeks to achieve its investment objective by holding, as its only investment securities, the securities of Schroder International Smaller Companies Portfolio (the "Portfolio"), a separate diversified series of Schroder Capital Funds ("Schroder Core"), an open-end management investment company registered under the 1940 Act. . Investments in foreign securities involve certain risks not associated with domestic investing, and there can be no assurance that the Fund's or Portfolio's investment objective will be achieved. Since the Fund has the same investment objective and substantially similar investment policies as the Portfolio and currently invests substantially all of its assets in the Portfolio, investment policies and restrictions are discussed with respect to the Portfolio only.

The Portfolio seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of its total assets in equity securities, which may be denominated in foreign or U.S. currency, of companies domiciled outside of the United States that have market capitalizations of $1.5 billion or less at the time of investment. Investments in foreign securities involve special risks in addition to those associated with investments in general, and investments in smaller capitalization companies involve greater risks than those risks associated with investments in larger capitalization companies. There can be no assurance that the Fund or Portfolio will achieve its investment objective. (See "The Fund -- Special Risk Considerations.")

INVESTMENT POLICIES

The Fund's investment objective and policies authorize it to invest in certain types of securities and to engage in certain investment techniques identified in "Investment Policies" and Risk Considerations" in the Prospectus.
The following information supplements these sections of the Prospectus.

As described in the Prospectus, the Portfolio invests at least 65%, and normally intends to invest substantially all of its assets in equity securities, which may be denominated in foreign or U.S. currency, of companies domiciled outside of the United States that have market capitalizations of $1.5 billion or less at the time of investment.

FOREIGN SECURITIES

The Portfolio may invest, without limit (subject to the other investment policies applicable to the Portfolio), in U.S. dollar-denominated and foreign-currency denominated foreign debt securities and in certificates of deposit issued by foreign banks and foreign branches of U.S. banks to any extent deemed appropriate by SCMI.

Investment in the securities of non-U.S. issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. There may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting and financial reporting practices may differ from U.S. practices. Foreign securities markets may have lower volume or activity than U.S. markets, resulting in thin trading and lower liquidity than for U.S. issues. Consequently, securities prices may be more volatile. In general, SCMI invests only in securities of companies and governments of countries that, in its judgment, are both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on the repatriation of foreign capital, and changes in foreign governmental attitudes toward private investment, possibly leading to adoption of foreign governmental restrictions affecting the payment of principal and interest, nationalization, increased withholding, taxation, or confiscation of portfolio assets, and other possible adverse political or economic developments that would affect portfolio assets. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

EMERGING MARKETS

The Portfolio may invest in securities of issuers located in countries considered by some to be emerging market countries. The risks of investing in foreign securities may be greater with respect to securities of issuers in, or denominated in the currencies of, emerging market countries. The economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other developed countries. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging market countries than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Investing in local markets, particularly in emerging market countries, may require the Portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Portfolio. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests or in all issuers with respect to foreign investors. Currency risk tends to be heightened in the case of investing in certain emerging market countries.

DEPOSITORY RECEIPTS

Investments in securities of foreign issuers may on occasion be in the form of sponsored or unsponsored American Depository Receipts ("ADRs") or European Depository Receipts ("EDRs"), or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued in the United States by a bank or trust company, evidencing ownership of the underlying securities. EDRs are typically issued in Europe under a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

USE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

In anticipation of foreign exchange requirements and to protect or "hedge" against adverse movements in foreign currency exchange rates, the Portfolio may invest in forward foreign currency exchange contracts ("forward contracts") to purchase or sell an agreed-upon amount of a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the currency that is sold, they expose the Portfolio to the risk that the counterparty is unable to perform and tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period.

U.S. GOVERNMENT SECURITIES

The Portfolio may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities which have remaining maturates not exceeding one year. Agencies and instrumentalities which issue or guarantee debt securities and that have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies or instrumentalities referred to above are backed by the full faith and credit of the U.S. Government. There can be no assurance that the U.S. Government will provide financial support to these obligations where it is not obligated to do so.

BANK OBLIGATIONS

The Portfolio will not invest in any obligation of a domestic or foreign bank unless: (i) the bank has capital, surplus, and individual profits (as of the date of the most recently published financial statements) in excess of $100 million (or the equivalent in other currencies); and (ii) in the case of a U.S. bank, its deposits are insured by the Federal Deposit Insurance Corporation. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements. The Portfolio may also invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. The Portfolio may invest in instruments issued by foreign banks which, in the view of Schroder Capital and the Trustees of Schroder Core, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks used by the Portfolio. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

SHORT-TERM DEBT SECURITIES

The Portfolio may invest in commercial paper, that is short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Portfolio for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities that, if not rated, are issued by companies having an outstanding debt issue currently rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper ratings assigned by S&P.

For temporary defensive purposes, to accumulate cash for investments, or to meet anticipated redemptions, the Portfolio may invest in (or enter into repurchase agreements with banks and broker dealers with respect to) short-term debt securities, including Treasury bills and other U.S. Government securities, and certificates of deposit and bankers' acceptances of U.S. banks. The Portfolio may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements with U.S. banks or broker-dealers maturing in seven days or less. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. SCMI monitors the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, SCMI reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements.

WARRANTS

The Portfolio may invest in warrants. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ILLIQUID AND RESTRICTED SECURITIES

"Illiquid  and  Restricted   Securities"  in  the  Prospectus   sets  forth  the
circumstances in which the Portfolio may invest in illiquid and restricted securities. In connection with the Portfolios original purchase of restricted securities, SCMI may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Portfolio with the issuer at the time such securities are purchased by the Portfolio. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision

LOANS OF PORTFOLIO SECURITIES

The Portfolio may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Portfolio is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Portfolio. In a portfolio securities lending transaction, the Portfolio receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders or administrative fees the Portfolio pays in arranging the loan. The Portfolio may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Schroder Core Board. The Portfolio will not lend its portfolio securities to any officer, director, employee or affiliate of the Portfolio, the Fund or Schroder Capital. The terms of the Portfolio s loans must meet certain tests under the Internal Revenue Code and permit the Portfolio to reacquire loaned securities on five business days notice or in time to vote on any important matter.

COVERED CALLS AND HEDGING

As described in the Prospectus, while the Portfolio does not presently intend to do so, it may write covered calls on up to 100% of its total assets or employ one or more types of Hedging Instruments (as defined in the Prospectus). When hedging to attempt to protect against declines in the market value of the Portfolio s securities, to permit the Portfolio to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Portfolio would: (i) sell Stock Index Futures (as defined below); (ii) purchase puts on such futures or on securities; or (iii) write covered calls on securities or such futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Portfolio will normally purchase and then terminate the hedging position), the Portfolio would:
(i) purchase Stock Index Futures; or (ii) purchase calls on such futures or on securities. The Portfolio s strategy of hedging with Stock Index Futures and options on such futures will be incidental to the Portfolio s activities in the underlying cash market.

WRITING COVERED CALL OPTIONS. The Portfolio may write (I.E., sell) call options ("calls") if: (i) the calls are listed on a domestic securities or commodities exchange; and (ii) the calls are "covered" (I.E., the Portfolio owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Portfolio is exercised, the Portfolio forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When the Portfolio writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Portfolio if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Portfolio may be purchase a corresponding call in a "closing purchase transaction". A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. If the Portfolio could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

The Portfolio may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Portfolio covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Portfolio to deliver a futures contract; it would simply put the Portfolio in a short futures position, which is permitted by the Portfolio s hedging policies.

PURCHASING CALLS AND PUTS. The Portfolio may purchase put options ("puts") that relate to: (i) securities held by it; (ii) Stock Index Futures (whether or not it holds such futures in its portfolio); or (iii) broadly based stock indices. The Portfolio may not sell puts other than those it previously purchased nor purchase puts on securities it does not hold. The Portfolio may purchase calls:
(i) as to  securities,  broadly based stock indices or Stock Index  Futures;  or
(ii) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Portfolio would not exceed 5% of its total assets.

When the Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payments and the right to purchase the underlying investment. When the Portfolio purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When the Portfolio purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future the Portfolio owns enables it to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by the Portfolio permits it either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Portfolio purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Portfolio to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Portfolio s delivery of the underlying investment.

STOCK INDEX FUTURES. The Portfolio may buy and sell futures contracts only if they relate to broadly based stock indices ("Stock Index Futures"). A stock index is "broadly based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future Upon entering into a futures transaction, the Portfolio will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Portfolio s custodian in an account registered in the futures broker s name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if the Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly based stock indices or Stock Index Futures are similar to puts and calls on securities or other futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Portfolio buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Portfolio, a seller of a corresponding call on the same index will pay the Portfolio an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") that determines the total dollar value for each point of difference. When the Portfolio buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio s exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE. The Portfolio s custodian, or a securities depository acting for the custodian, will act as the Portfolio s escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Portfolio s entering into a closing transaction. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

The Portfolios option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Portfolio may cause it to sell related portfolio securities, thus increasing its turnover rate in a manner beyond its control. The exercise by the Portfolio of puts on securities or Stock Index Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Portfolio s control, holding a put might cause the Portfolio to sell the underlying investment for reasons that would not exist in the absence of the put. The Portfolio will pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments, and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Portfolio s net asset value being more sensitive to changes in the value of the underlying investments.

REGULATORY ASPECTS OF HEDGING INSTRUMENTS AND COVERED CALLS. The Portfolio must operate within certain restrictions as to its long and short positions in Stock Index Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. Under these restrictions the Portfolio will not, as to any positions, whether short, long or a combination thereof, enter into Stock Index Futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets, with certain exclusions as defined in the CFTC Rule. Under the restrictions, the Portfolio also must, as to its short positions, use Stock Index Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA.

Transactions in options by the Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options that the Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Stock Index Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940, as amended ("1940 Act"), when the Portfolio purchases a Stock Index Future, the Portfolio will maintain, in a segregated account or accounts with its custodian bank, cash or readily marketable, short- term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Stock Index Future, less the margin deposit applicable to it.

LIMITS ON USE OF HEDGING INSTRUMENTS. Due to the Short-Short Limitation described under "Taxation," the Portfolio will limit the extent to which it engages in the following activities but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Portfolio; (ii) purchasing calls or puts that expire in less than three months;
(iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts held for less than three months; and (v) writing calls on investments held for less than three months.

POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks discussed above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices that the prices of the applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio s equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of imperfect correlation increases as the composition of the Portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the Hedging Instruments, the Portfolio may use Hedging Instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of such equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Portfolio has used Hedging Instruments in a short hedge, the market may advance and the value of equity securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the Hedging Instruments and also experience a decline in value in its equity securities. However, while this could occur for a very brief period or to a very small degree, the value of a diversified portfolio of equity securities will tend to move over time in the same direction as the indices upon which the Hedging Instruments are based.

If the Portfolio uses Hedging Instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such futures, on securities or on stock indices, it is possible that the market may decline. If the Portfolio then concluded not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, it would realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

SHORT SALES AGAINST-THE-BOX

After the Portfolio makes a short sale against-the-box, while the short position is open, it must own an equal amount of the securities sold short or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer recognition of gain or loss for federal income tax purposes on the sale of securities "in the box" until the short position is closed out.

INVESTMENT RESTRICTIONS

The following investment restrictions, except where stated to be non-fundamental policies, are also-fundamental policies of the Fund. Except as noted, the Fund's policies are the same as those of the Portfolio. The policies defined as fundamental, together with the fundamental policies and investment objective described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding voting interests. Under the 1940 Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the interests present or represented by proxy at a meeting of interestholders, if the holders of more than 50% of the outstanding interests are present; or (ii) more than 50% of the outstanding interests.

The following investment restrictions of the Portfolio are fundamental policies:

         1. The Fund may not, with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U.S. Government, its agencies or instrumentalities or a security of an investment company if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of any single issuer.

         2. The Fund may not concentrate investments in any particular industry; therefore, the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the Fund's total assets would consist of securities of companies in that industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. An investment of more than 25% of the Fund's assets in the securities of issuers located in one country does not contravene this policy.

         3. The Fund may not borrow money in excess of 33 1/3% of its total assets taken at market value (including the amount borrowed) and then only from a bank as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions that may otherwise require untimely dispositions of portfolio securities.

         4. The Fund may not purchase or sell real estate, provided that the Fund may invest in securities issued by companies which invest in real estate or interests therein.

         5. The Fund may not make loans to other persons, provided that for purposes of this restriction, entering into repurchase agreements or acquiring any otherwise permissible debt securities or engaging in securities loans shall not be deemed to be the making of a loan.

         6. The Fund may not invest in commodities or commodity contracts other than forward foreign currency exchange contracts.

         7. The Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

         8. The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

Except for the policies on borrowing and illiquid securities, the percentage restrictions described above apply only at the time of investment and require no action by the Fund as a result of subsequent changes in value of the investments or the size of the Fund.

MANAGEMENT

OFFICERS AND TRUSTEES

The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. PETER E. GUERNSEY, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

JOHN I. HOWELL, 80, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, 77, c/o the Trust, Two Portland Square, Portland, Maine - Chairman and Trustee of the Trust; retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH*, 35, 33 Gutter Lane, London, England - President and Trustee of the Trust; Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors.

MARK ASTLEY, 33, 787 Seventh Avenue, New York, New York - Vice President of the Trust; First Vice President of SCMI, prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1987.

ROBERT G. DAVY, 36, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON, 55, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Secretary of SCM since July 1995; Senior Vice President (since April 1997) and General Counsel of Schroders Incorporated since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, 51, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd.
since 1989.

ROBERT JACKOWITZ, 30, 787 Seventh Avenue, New York, New York - Treasurer of the First Trust; Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisors since July 1995; Vice President of SCMI and SCM since April 1997; and Assistant Treasurer of Schroders Incorporated since January 1990.

JOHN Y. KEFFER, 54, Two Portland Square, Portland, Maine - Vice President of the Trust; President of FFC, the Fund's transfer and dividend disbursing agent and other affiliated entities including Forum Financial Services, Inc. and Forum Advisors, Inc.

JANE P. LUCAS, 35, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director and Senior Vice President SCMI; Director of SCM since September 1995; Director of Schroder Advisors since September 1996; Assistant Director Schroder Investment Management Ltd. since June 1991.

CATHERINE A. MAZZA, 37, 787 Seventh Avenue, New York, New York - Vice President of the Trust; President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

MICHAEL PERELSTEIN, 41, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director since May 1997 and Senior Vice President of SCMI since January 1997; prior thereto, Managing Director of MacKay - Shields Financial Corp.

ALEXANDRA POE, 36, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust; Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

THOMAS  G.  SHEEHAN,  42,  Two  Portland  Square,  Portland,  Maine -  Assistant
Treasurer and Assistant Secretary of the Trust; Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, 36, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Group Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987; Director of SCM since April 1997.

JOHN A. TROIANO, 38, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCM since April 1997; Managing Director and Senior Vice President of SCMI since October 1995; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 31, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993.

CATHERINE S. WOOLEDGE, 55, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

*    Interested Trustee of the Trust within the meaning of the 1940 Act.

Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc. Schroder Capital Management Inc. ("SCM") is also a wholly owned subsidiary of Schroders Incorporated.

Officers and Trustees who are interested persons of the Trust and Schroder Core receive no salary, fees or compensation from the Fund or the Portfolio.
Independent Trustees of the Trust and Schroder Core receive an annual fee of $1,000 and a fee of $250 for each meeting of the Board attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Trust has no bonus, profit sharing, pension or retirement plans.

The following table provides the fees paid to each Trustee of the Trust for the fiscal year ended October 31, 1996.

Name of Trustee                           Aggregate            Pension or     Estimated Annual    Total Compensation
                                  Compensation From   Retirement Benefits        Benefits Upon   From Trust And Fund
                                              Trust    Accrued As Part of           Retirement       Complex Paid To
                                                           Trust Expenses                                   Trustees
------------------------------- -------------------- --------------------- -------------------- ---------------------
Mr. Guernsey                                 $1,750                    $0                   $0                $1,750
Mr. Howell                                    1,750                     0                    0                 1,750
Mr. Michalis                                  1,750                     0                    0                 1,750
Mr. Schwab                                    3,000                     0                    0                 3,000
Mr. Smith                                         0                     0                    0                     0

As of June 1, 1997, the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Fund's outstanding shares.

Although the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom and substantially all of their assets may be located outside of the U.S. As a result, it may be difficult for U.S. investors to effect service upon such persons within the U.S. or to realize judgments of courts of the U.S. predicated upon civil liabilities of such persons under the federal securities laws. The Trust has been advised that there is substantial doubt as to the enforceability in the United Kingdom of such civil remedies and criminal penalties as are afforded by the federal securities laws. Also it is unclear if extradition treaties now in effect between the U.S. and the United Kingdom would subject such persons to effective enforcement of criminal penalties.

INVESTMENT ADVISER

SCMI, 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Portfolio under an Investment Advisory Agreement between Schroder Core and SCMI. SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $150 billion as of March 31, 1997.

Under the Investment Advisory Agreement, SCMI is responsible for managing the investment and reinvestment of the Portfolio's assets and for continuously reviewing, supervising and administering the Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding such investments with brokers or dealers it selects. SCMI also furnishes to the Schroder Core Board and the Trust Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio and Fund.

Under the terms of the Investment Advisory Agreement, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material information that may be in its possession or in the possession of its affiliates.

The Investment Advisory Agreement continues in effect provided such continuance is approved annually: (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Schroder Core Board; and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to Schroder Core, and it terminates automatically if assigned. The Investment Advisory Agreement also provides that, with respect to the Portfolio, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Agreement.

For providing investment advisory services to the Portfolio, SCMI is entitled to a fee of 0.85% of the Portfolio's average daily net assets. SCMI has agreed , however, to waive a portion of the advisory fees payable by the Portfolio. This waiver cannot be reduced or eliminated except by a majority vote of the Trust's Board of Trustees.

The Fund currently invests all of its investable assets in the Portfolio. The Fund may withdraw its investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Accordingly, the Fund retains SCMI as its investment adviser to manage the Fund's assets in the event the Fund so withdraws its investment. The investment advisory agreement between Trust and SCMI with respect to the Fund is the same in all material respects as the Portfolio's Investment Advisory Agreement including the fee payable (except as to the parties, the circumstances under which fees will be paid, and the jurisdiction whose laws govern the agreement). During a time that the Fund did not have substantially all of its assets invested in the Portfolio or another investment company, SCMI would be entitled to receive an advisory fee of 0.85% of the average daily net assets of the Fund managed directly by SCMI.

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019. Under the Administration Agreement, Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the SEC (and state securities commissions); and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, if any, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

For providing administrative services to the Fund, Schroder Advisors is entitled to receive a fee, payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets. The Administration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust.

The Trust has entered into a Subadministration Agreement with Forum. Under the Subadministration Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administration Agreement, including shareholder reporting and regulatory compliance. Under the Subadministration Agreement, Forum is entitled to a fee at the annual rate of 0.075% of the average daily net assets. The Subadministration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Trust.

Under administration and subadministration agreements with Schroder Core, Schroder Advisors and Forum provide similar services to the Portfolio for which each is separately entitled to compensation at the annual rates of 0.10% and 0.075%, respectively, of the average daily net assets of the Portfolio. Accordingly, the fees paid by the Fund and Portfolio to SCMI and Schroder Advisors may equal up to 0.1.05% of the Fund's average daily net assets. The Portfolio's administration and subadministration agreements are the same in all material respects as the Fund's respective agreements (except as to the parties, the circumstances under which fees will be paid, the fees payable thereunder, and the jurisdiction whose laws govern the agreement).

DISTRIBUTION OF FUND SHARES

Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of the Fund shares pursuant to a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and, except as provided under a Distribution Plan approved with respect to Advisor shares, to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

Under a Distribution Plan (the "Plan") adopted by the Fund with respect to Advisor Shares only, the Trust may pay directly or may reimburse the investment adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") (the investment adviser or such registered broker-dealer, if so designated, being a "Distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets) for: (i) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail; (ii) costs of printing prospectuses and other materials to be given or sent to prospective investors;
(iii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares; and (iv) payments to broker-dealers (other than the Distributor) or other organizations for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. No payments may be made under the Plan until the Trust Board so authorizes. Any payment made pursuant to the Plan is contingent upon the Trust Board's approval. The Fund is not liable for distribution expenditures of the Distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various series of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the series of the Trust. The Trust Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Without shareholder approval, the Plan may not be amended to increase materially the costs that the Fund may bear. Other material amendments to the Plan must be approved by the Trust Board, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund

SERVICE ORGANIZATIONS

The Trust may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services with respect to Advisor Shares of the Fund. The Fund may pay fees (which vary depending upon the services provided) to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's Advisor Shares owned by shareholders with whom the Service Organization had a servicing relationship. Services provided by Service Organizations may include: (i) providing personnel and facilities necessary to establish and maintain certain shareholder accounts and records; (ii) assisting in processing purchase and redemption transactions; (iii) arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; (iv) verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; (v) providing periodic statements of a client's account balances and, to the extent practicable, integrating such information with other client transactions; (vi) furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; (vii) transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and (viii) such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors is a Service Organization nor receives fees for servicing. The Fund has no intention of making any such payments to Service Organizations with respect to accounts of Investor Shares.

Some Service Organizations could impose additional or different conditions on their clients, such as requiring them to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization would agree to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations would be urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO ACCOUNTING

Forum Accounting Services, Limited Liability Company ("FAS, LLC"), an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Accounting Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to FAS, LLC or by FAS, LLC upon 60 days' written notice to the Trust.

Under the Accounting Agreement, FAS, LLC prepares and maintains the books and records of the Fund, on behalf of the Trust, that are required to be maintained under the 1940 Act; calculates the net asset value per share of the Fund, calculates dividends and capital gain distributions; and prepares periodic reports to shareholders and the SEC. For its services to the Fund, FAS, LLC is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of the Fund above one. FAS, LLC is entitled to be paid an additional $24,000 per year with respect to global and international funds. FAS, LLC also is entitled to be paid an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset backed securities, funds that have more than 100 security positions, or funds that have a monthly portfolio turnover rate of 10% or greater.

FAS, LLC is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FAS, LLC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless FAS, LLC and its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and all other expenses arising out of or in any way related to FAS, LLC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FAS, LLC by an officer of the Trust duly authorized. This indemnification does not apply to FAS, LLC's actions taken or failures to act in cases of FAS, LLC's own bad faith, willful misconduct or gross negligence.

FEES AND EXPENSES

The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Advisors or SCMI, including those expenses it indirectly bears through its investment in the Portfolio. The costs borne by the Fund include its pro rata share of Portfolio expenses including advisory fees; legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities, if any, and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and a proportionate amount of the total operating expenses of the Portfolio, including advisory fees paid to SCMI. Trust expenses directly attributed to the Fund or a class thereof are charged to the Fund or class; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series. From time to time, SCMI, Schroder Advisors, Forum, or FAS, LLC voluntarily may waive all or a portion of its respective fees.

PORTFOLIO TRANSACTIONS

The following discussion with respect to the Fund is applicable to the Portfolio in connection with any portfolio holdings. References to the Fund are to the Fund or Portfolio as the context requires.

INVESTMENT DECISIONS

Investment decisions for the Fund and for the other investment advisory clients of SCMI are made to achieve their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved and a particular security may be bought or sold for certain clients and not bought or sold for other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of transactions. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. Since most brokerage transactions for the Fund will be placed with foreign broker-dealers, certain portfolio transaction costs for the Fund may be higher than fees for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Investment Advisory Agreement authorizes and directs SCMI to place orders for the purchase and sale of the portfolio investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities for the Fund through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain for the Fund the most favorable price and execution available. The Fund may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it deems relevant (including price, size of transaction, the nature of the market for the security, amount of the commission, the timing of the transaction taking into account market prices and trends, reputation, experience and financial stability of the broker-dealers involved and the quality of service rendered by the broker-dealers in other transactions).

It has for many years been a common practice in the investment advisory business as conducted in certain countries, including the U.S., for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, SCMI may receive research services from broker-dealers with which SCMI places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, SCMI may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to SCMI an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Subject to the general policies of the Portfolio regarding allocation of portfolio brokerage as set forth above, the Schroder Core Board has authorized SCMI to employ: (i) Schroder Wertheim & Company, Incorporated ("Schroder Wertheim") an affiliate of SCMI, to effect securities transactions of the Portfolio on the New York Stock Exchange only; and (ii) Schroder Securities Limited and its affiliates (collectively, {"Schroder Securities"), affiliates of SCMI, to effect securities transactions of the Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Wertheim or Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Wertheim or Schroder Securities will in SCMI's judgment be: (i) at least as favorable as commissions contemporaneously charged by Schroder Wertheim Schroder Securities on comparable transactions for its most favored unaffiliated customers; and (ii) at least as favorable as those that would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Trust Board, including a majority of the Trustees who are not interested persons, has adopted procedures pursuant to Rule 17e-l under Section 17(e) to ensure that commissions paid to Schroder Securities by the Fund satisfy the foregoing standards. The Trust Board will review all transactions at least quarterly for compliance with these procedures.

It is further a policy of the Portfolio that all such transactions effected for the Portfolio by Schroder Wertheim on the New York Stock Exchange be in accordance with Rule 11a 2-2(T) under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder Wertheim actually
execute  the   transaction  on  the  exchange  floor  or  through  the  exchange facilities. Thus, while Schroder Wertheim will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

Schroder Wertheim pays a portion of the brokerage commissions it receives from the Portfolio to the brokers executing the Portfolio's transactions on the New York Stock Exchange. In accordance with Rule 11a 22-2(T), Schroder Core has entered into an agreement with Schroder Wertheim permitting it to retain a portion of the brokerage commissions paid to it by the Portfolio. This agreement has been approved by the Schroder Core Board, including a majority of the non-interested Trustees.

The Portfolio has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Wertheim and will not direct brokerage to Schroder Wertheim in recognition of research services.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

The net asset value per share of the Fund is determined as of 4:00 p.m. (Eastern time) each day the New York Stock Exchange (the "Exchange") is open by dividing the value of the net assets allocated to a class of the Fund by the total number of outstanding shares of that class. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The Exchange's most recent holiday schedule (which is subject to change) states that it will close on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Schroder Core Board has established procedures for the valuation of the Portfolio's securities: (i) equity securities listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange are valued at their latest sale prices on such exchange that day prior to the time when assets are valued; in the absence of sales that day, such securities are valued at the mid-market prices (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Fund's investment adviser); (ii) unlisted equity securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation; (iii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Schroder Core Board's procedures; (iv) debt securities having a maturity in excess of 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry; and (v) short-term debt securities (having a remaining maturity of 60 days or less) are valued at cost, adjusted for amortization of premiums and accretion of discount.

Puts, calls and Stock Index Futures are valued at the last sales price on the principal exchange on which they are traded, or, if there are no transactions, in accordance with (i) above. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded in the Fund's books as an asset, and an equivalent deferred credit is recorded as a liability. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the option.

Detailed information pertaining to the purchase of shares of the Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Investment in the Fund".

REDEMPTION IN-KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder may incur brokerage costs in converting the securities to cash. An in-kind distribution of portfolio securities is generally less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in-kind of the portfolio securities could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the investment portfolio of the Portfolio.

TAXATION

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of asset, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to federal income tax on its net investment income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of: (i) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year; (ii) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending April 30, of such year; and (iii) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received.

Under the Code, gains or losses attributable to exchange rate fluctuations that occur between the time the Fund accrues interest (or other receivable) or expenses (or other liabilities) denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition, of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gains or losses from certain foreign currency transactions and options on certain foreign currency transactions, generally are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by the Fund may be deemed "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund that is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code that are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as the Fund may limit the extent to which the Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction available to corporations.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Fund intends to minimize foreign income and withholding taxes by investing in obligations the payments with respect to which will be subject to minimal or no such taxes (insofar as this objective is consistent with the Fund's income objective). However, since the Fund may incur foreign taxes, it intends, if it is eligible to do so, to elect under Section 853 of the Code to treat each shareholder as having received an additional distribution from the Fund, in the amount indicated in a notice furnished to him, as his pro rata portion of income taxes paid to or withheld by foreign governments with respect to interest, dividends and gains on the Fund's foreign portfolio investments. The shareholder then may take the amount of such foreign taxes paid or withheld as a credit against his federal income tax, subject to certain limitations. If the shareholder finds it more to his advantage to do so, he may, in the alternative, deduct the foreign tax withheld as an itemized deduction in computing his taxable income. Each shareholder is referred to his tax adviser with respect to the availability of the foreign tax credit.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if: (i) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number; (ii) the IRS notifies the Fund that the shareholder has failed to report certain interest and dividend income to the IRS and to respond to notices to that effect; or (iii) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable the Trust Board to establish a series of separately managed investment portfolios, each having a different investment objective and policies. At the time of the recapitalization, the Trust's name was changed from "The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed from "Schroder Capital Funds, Inc." to its present name. The Trust is registered as an open-end management investment company under the Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private, for-profit corporations. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the series is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series (such as the Fund) and may divide series into classes of shares, and the costs of doing so will be borne by the Trust. The Trust currently consists of five separate series, each of which has a separate investment objective and policies, and two classes, Investor Shares and Advisor Shares, in each series.

When issued for the consideration or in accordance with the dividend reinvestment plan described in the Prospectus, Fund shares are fully paid, nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held. Shares of each class vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the series to which they pertain, but all classes vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular class are not be entitled to vote on any matters as to which such class are not directly affected.

The Trust will not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters will not be submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees will serve until death, resignation or removal. Vacancies will be filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies when less than a majority of Trustees then in office have been elected by shareholders. Similarly, the selection of accountants and renewal of investment advisory agreements for future years will be performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new accountants if the employment of the Trust's accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, the Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Trust Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In addition, the Trust Board is required, if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months), holding in the aggregate the lesser of: (i) shares of the Trust having a total net asset value of at least $25,000; or (ii) 1% of the outstanding shares of the Trust, to help such holders communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider Trustee removal.

PERFORMANCE INFORMATION

The Fund may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, calculated pursuant to the following formula:

                                   P(1+T)n=ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ERV is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of future performance. Total return will be calculated separately for each class of the Fund.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Services Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

CUSTODIAN

The Chase Manhattan Bank, through its Global Custody Division located in London, England, acts as custodian of the Fund's assets but plays no role in making decisions as to the purchase or sale of portfolio securities for the Fund or Portfolio. Pursuant to rules adopted under the 1940 Act, the Fund or Portfolio may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Trust Board and Schroder Core Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to capably perform custodial services, the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of portfolio securities and other assets held in that country.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Forum Financial Corp., P.O. Box 446, Portland, Maine 04112, acts as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

ROPES & GRAY, One International Place, Boston, Massachusetts 02110-2624, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Funds.

INDEPENDENT AUDITORS

COOPERS & LYBRAND, L.L.P. serves as independent accountants for the Fund. Coopers & Lybrand, L.L.P. provides audit services and consultation in connection with review of U.S. SEC filings. Coopers & Lybrand, L.L.P.'s address is One Post Office Square, Boston, Massachusetts 02109.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on their web site at www.sec.gov.

Statements contained herein and in the prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The fiscal year end of the Fund is April 30. Financial statements for the Fund's semi-annual period and fiscal year (audited) are distributed to shareholders of record. The unaudited Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Investments, related notes, and Financial Highlights of Investor Shares of the Fund for the period from November 4, 1996 (commencement of operations) through April 30, 1997, which are delivered along with this SAI, are incorporated herein by reference. The Board in the future may change the fiscal year end of the Fund.

                                    APPENDIX


                      RATINGS OF CORPORATE DEBT INSTRUMENTS


                            MOODY'S INVESTORS SERVICE

                          FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                            COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to municipal commercial paper as well as taxable commercial paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

                                STANDARD & POOR'S

                          FIXED-INCOME SECURITY RATINGS

An S&P fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (i) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) nature of and provisions of the obligation; and (iii) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                            COMMERCIAL PAPER RATINGS

S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3"           Indicates   a   satisfactory   capacity   for  timely   payment.
                Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)



ASSETS:
  Investments (Notes 1 and 2):
    Investments in Schroder International
       Smaller Companies Portfolio
            (cost $7,545,638)                                    $     6,987,844
      Organization costs, net of amortization (Note 2)                    13,599
                                                                  --------------

                                  Total assets                         7,001,443
                                                                  --------------

LIABILITIES:
  Other payables and accrued expenses                                     11,286
                                                                  --------------

                                  Total liabilities                       11,286
                                                                  --------------

                                  NET ASSETS                      $    6,990,157
                                                                  ==============


COMPONENTS OF NET ASSETS:
      Paid-in capital                                             $    7,454,784
      Undistributed net investment income (loss)                         (7,149)
      Accumulated net realized gain (loss)                               100,316
      Net unrealized appreciation (depreciation) on investments        (557,794)
                                                                  --------------

                                  NET ASSETS                      $    6,990,157
                                                                  ==============

SHARES OF BENEFICIAL INTEREST                                            747,540

NET ASSET VALUE OFFERING AND
      REDEMPTION PRICE PER SHARE
      (NET ASSETS / SHARES OF BENEFICIAL INTEREST)                $         9.35


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 4, 1996 THROUGH  APRIL 30, 1997 (UNAUDITED)



NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
     Dividend income (net of foreign withholding
          taxes of $5,659)                                        $       34,670
     Interest income                                                      14,069
     Net expenses                                                       (40,368)
                                                                  --------------

             NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO            8,371
                                                                  --------------

EXPENSES:
     Administration (Note 3)                                               5,883
     Transfer agency (Note 3)                                              6,364
     Accounting  (Note 3)                                                  5,867
     Audit                                                                 4,500
     Amortization of organization costs (Note 2)                           1,511
     Trustees                                                                118
     Miscellaneous                                                           560
                                                                  --------------
              TOTAL EXPENSES                                              24,803
     Fees waived and expenses reimbursed (Note 4)                       (14,710)
                                                                  --------------
              NET EXPENSES                                                10,093
                                                                  --------------

NET INVESTMENT INCOME (LOSS)                                             (1,722)
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED
     FROM THE PORTFOLIO:
     Net realized gain (loss) on investments sold                        100,617
     Net realized gain (loss) on foreign currency transactions             (301)
                                                                  --------------
               NET REALIZED GAIN (LOSS) ON INVESTMENTS AND
                FOREIGN CURRENCY TRANSACTIONS                            100,316
                                                                  --------------
     Net change in unrealized appreciation (depreciation)
          on investments                                               (557,427)
     Net change in unrealized appreciation (depreciation)
          on foreign currency transactions                                 (367)
                                                                   -------------
               NET CHANGE IN UNREALIZED APPRECIATION
                (DEPRECIATION)ON INVESTMENTS AND
                FOREIGN CURRENCY TRANSACTIONS                          (557,794)
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED
     FROM THE PORTFOLIO                                                (457,478)
                                                                   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                               $   (459,200)
                                                                   =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

SCHRODER INTERNATIONAL SMALLER COMPANIES  FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 4, 1996 THROUGH APRIL 30, 1997 (UNAUDITED)







NET ASSETS, BEGINNING OF PERIOD                                    $       -
-------------------------------
                                                                    ------------

OPERATIONS:
    Net investment income (loss)                                         (1,722)
    Net realized gain (loss) on investments                              100,316
    Net change in unrealized appreciation (depreciation)
          on investments                                               (557,794)
                                                                    ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING
          FROM OPERATIONS                                              (459,200)
                                                                    ------------

DISTRIBUTION TO SHAREHOLDERS FROM:
    Net investment income                                                (5,427)
                                                                    ------------

CAPITAL SHARE TRANSACTIONS:
    Sale of shares                                                     7,454,784
                                                                    ------------

    NET INCREASE (DECREASE) IN NET ASSETS                              6,990,157
                                                                    ------------

NET ASSETS, END OF PERIOD (INCLUDING LINE A)                        $  6,990,157
--------------------------------------------
                                                                    ============

(A) Accumulated undistributed net investment income (loss)          $    (7,149)
                                                                    ============

SHARE TRANSACTIONS
    Sale of shares                                                       747,540
                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

SCHRODER INTERNATIONAL  SMALLER COMPANIES FUND


FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR A SHARE OUTSTANDING                                    ---------------------
THROUGHOUT THE PERIOD                                             For the Period
                                                                    November 4,
                                                                     1996
                                                                    through
                                                             April 30, 1997 (a)
                                                                  (Unaudited)
                                                           ---------------------
                                                                     1997(a)
                                                                --------------

Net Asset Value, Beginning  of Period                                $10.00
                                                                --------------
Investment Operations
     Net Realized and Unrealized Gain (Loss) on Investments          (0.64)
                                                                --------------
Distributions From
     Net Investment Income                                           (0.01)
                                                                --------------
Net Asset Value, End of Period                                       $9.35
                                                                ==============

Total Return                                                        (6.43)%(b)

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                           $6,990
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver                         1.47%(c)(d)
    Expenses excluding reimbursement/waiver                         1.90%(c)(d)
    Net investment income (loss) including reimbursement/waiver    (0.05)%(c)(d)
Average Commision Rate (e)                                           $0.0366
Portfolio turnover rate (f)                                           8.64%

-------------------------------------------------------

(a)  The Fund commenced operations on November 4, 1996.
(b)  Not annualized.
(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(d)  Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase and sale of the Portfolio's investment portfolio securities.
(f) Portfolio turnover rate represents the rate of portfolio activity of the Portfolio.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has six investment portfolios. Included in this report is the Schroder International Smaller Companies Fund (the "Fund"), a diversified portfolio that commenced operations on November 4, 1996. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1997, only Investor Shares had been issued.

MASTER FEEDER ARRANGEMENT - The Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate diversified portfolio, Schroder International Smaller Companies Portfolio (the "Portfolio") of Schroder Capital Funds ("Schroder Core") that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records its share of the Portfolio income, expense and realized and unrealized gain and loss daily. The financial statements of the Portfolio are included on pages 11 to 20 in this report, and should be read in conjunction with the Fund's financial statements. The Fund owns substantially all of the interests in the Portfolio.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

INVESTMENT INCOME AND EXPENSES - The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends and net capital gain, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

ORGANIZATIONAL COSTS - Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. (the
"Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

ADMINISTRATOR AND SUBADMINISTRATOR - Effective November 26, 1996 and February 1, 1997, the Fund has entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ("Schroder Advisors") and Forum Administrative Services, Limited Liability Company ("Forum"). From November 26, 1996 through January 31, 1997 the Fund had a Subadministration Agreement with Forum Financial Services, Inc. ("FFSI") that was identical in all material terms to the February 1, 1997 Agreement with Forum. For these services, Schroder Advisors is entitled to receive compensation at annual fees payable monthly of 0.10% of the average daily net assets of the Fund. For its services, Forum is entitled to receive compensation at annual fees payable monthly of 0.075% of the average daily net assets of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Financial Corp.(R) ("FFC"). The Transfer Agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other fees and expenses.

OTHER SERVICE PROVIDERS - The fund accountant of the Fund is FFC. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Schroder Advisors voluntarily has waived a portion of its fee and has assumed certain expenses of the Fund so that the Fund's total expenses would not exceed 1.50% of the Fund's average daily net assets on an annual basis. The expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended April 30, 1997, fees waived and expenses reimbursed by Schroder Advisors were $3,362 and $11,348, respectively.

/fundSCHRODER INTERNATIONAL SMALLER COMPANIES PORTFOLIO (PORTFOLIO) /soiSCHEDULE OF INVESTMENTS
/periodAPRIL 30, 1997 (Unaudited)
/h1Stocks (95.3%)
/h2Denmark (4.7%)
/h3Common Stock
/port1,900
Bang & Olufsen Holding AS - B
CAPITAL EQUIPMENT
109,540

2,000
Carli Gry International AS
CoNSUMER DURABLES
100,437

2,700
InWear Group AS(a)
CoNSUMER DURABLES
117,156

/totalTotal Denmark
/total327,133
/h2Finland (2.1%)
/h3Common Stock
3,800
KCI Konecranes International
MACHINERY
146,053

/h2France (9.3%)
/h3Common Stock
300
Altran Technologies SA
SERVICES
104,345

250
Galeries Lafayette(a)
RETAIL
100,233

900
GasCogne SA
MATERIALS
76,640

1,500
Genset SA(a)
CONSUMER DURABLES
74,018

2,200
Lapeyre SA
MATERIALS
132,685

3,000
Servant Soft SA
CAPITAL EQUIPMENT
80,700

2,200
Sommer Allibert
CAPITAL EQUIPMENT
79,158

/totalTotal France
/total647,779
/h2Germany (10.0%)
/h3Common Stock
70
Hugo Boss AG
CoNSUMER DURABLES
89,334

600
Jungheinrich AG
MACHINERY
83,502

500
KSB AG
MACHINERY
98,170

600
Marschollek Lautenschlaeger und Partner AG
FINANCE
121,268

1,900
Moebel Walther AG
CONSUMER DURABLES
87,775

700
Rhoen-Klinikum AG
CoNSUMER DURABLES
90,143

200
Sto Ag-Vorzug
MATERIALS
71,606

3,000
Tarkett AG
MATERIALS
53,704

/totalTotal Germany
/total695,502
/h2Hong Kong (3.7%)
/h3Common Stock
110,000
Chen Hsong Holdings
MATERIALS
59,285

52,000
HKR International Ltd.
FINANCE
64,106

35,000
Varitronix International Ltd.
CAPITAL EQUIPMENT
48,796

83,000
YGM Trading Ltd.
RETAIL
85,716

/totalTotal Hong Kong
/total257,903
/h2Italy (5.1%)
/h3Common Stock
5,520
Brembo SpA
CAPITAL EQUIPMENT
59,654

70,000
Finanziaria Autogrill SpA(a)
RETAIL
98,138

9,500
Gewiss SpA
MACHINERY
127,638

5,000
SAES Getters SpA
CAPITAL EQUIPMENT
70,975

/totalTotal Italy
/total356,405
/h2Japan (29.7%)
/h3Common Stock
5,000
Aichi Toyota Motor Co. Ltd.
CAPITAL EQUIPMENT
59,097

13,000
Airport Facilities Co. Ltd.
SERVICES
69,143

8,000
Amada Metrecs Co. Ltd.
MACHINERY
72,493

5,000
Arcland Sakamoto
RETAIL
48,065

11,000
Canon Copyer Sales Co.
CAPITAL EQUIPMENT
106,612

6,000
Charle Co.
RETAIL
63,824

200
Chubu-Nippon Broadcast Co. Ltd.
SERVICES
3,876

14,000
Daidoh Ltd.
MATERIALS
77,220

8,000
Diamond City Co.
FINANCE
44,126

6,000
Eiden Sakakiya Co. Ltd.
RETAIL
48,223

3,000
Glory Ltd.
MACHINERY
54,369

11,000
Hitachi Transport System
SERVICES
83,815

12,000
Idec Izumi
MACHINERY
87,936

4,000
Inaba Denkisangyo Co.
CAPITAL EQUIPMENT
62,092

9,000
Inabata & Co.
CONSUMER DURABLES
54,465

5,000
Kansai Kosaido Co. Ltd.
CAPITAL EQUIPMENT
57,915

5,500
Mandom Corp.
CoNSUMER NON-DURABLES
54,606

6,000
Maruzen Co. Ltd.
CAPITAL EQUIPMENT
34,796

3,450
Mirai Industry Co. Ltd.
MATERIALS
68,505

1,000
Nagaileben Co. Ltd.
CONSUMER DURABLES
33,410

9,000
Nippon Cable System
CAPITAL EQUIPMENT
78,010

6,000
Nishio Rent All Co.
CAPITAL EQUIPMENT
68,080

16,800
Nissan Fire & Marine Insurance
FINANCE
57,584

8,000
Sanki Engineering
CAPITAL EQUIPMENT
64,297

5,500
Santen Pharmaceutical
CONSUMER DURABLES
98,810

12,000
Tachibana Shokai
SERVICES
85,099

14,000
Tokyo Soir
RETAIL
42,471

13,000
Toyo Shutter
CAPITAL EQUIPMENT
55,622

3,500
TrusCo Nakayama Corp.
SERVICES
54,881

7,000
Tsubaki Nakashima Co. Ltd.
CAPITAL EQUIPMENT
55,158

3,000
Tsutsumi Jewelry Co. Ltd.
SERVICES
61,224

11,000
Yodogawa Steel Works
MATERIALS
62,233

6
Yoshinoya D&C Co. Ltd.
RETAIL
58,152

7,000
Yushiro Chemical Industry
MATERIALS
47,711

/totalTotal Japan
/total2,073,920
/h2Malaysia (1.5%)
/h3Common Stock
28,000
Nylex (Malaysia) Berhad
MACHINERY
55,331

26,000
Sime UEP Properties Berhad
FINANCE
51,793

/totalTotal Malaysia
/total107,124
/h2Netherlands (1.1%)
/h3Common Stock
4,550
Beter Bed Holding NV
RETAIL
79,644

/h2Singapore (1.0%)
/h3Common Stock
19,000
Clipsal Industries Ltd.
CAPITAL EQUIPMENT
74,480

/h2Spain (1.6%)
/h3Common Stock
1,700
Cortefiel SA
RETAIL
54,698

2,500
Vallehermoso SA
FINANCE
61,612

/totalTotal Spain
/total116,310
/h2Sweden (1.5%)
/h3Common Stock
3,500
Cardo AB
CAPITAL EQUIPMENT
104,837

/h2Switzerland (3.5%)
/h3Common Stock
35
Bobst SA
MACHINERY
50,977

5
Lindt & Spruengli AG
CoNSUMER NON-DURABLES
91,964

500
Safra Republic Holdings SA
FINANCE
99,000
/totalTotal Switzerland
/total241,941
/h2United Kingdom (20.5%)
/h3Common Stock
14,100
AEA Technology plc
SERVICES
111,990

9,900
Bespak plc
SERVICES
99,996

22,800
Blagden Inds. plc
SERVICES
62,892

5,250
Bodycote International plc
CAPITAL EQUIPMENT
61,760

8,000
Candover Investments plc
FINANCE
88,593

17,500
W. Canning plc
MATERIALS
86,605

17,600
Devro plc
CoNSUMER NON-DURABLES
88,956

170,000
Gardiner Group plc
SERVICES
78,614

7,700
IONA Technologies plc - ADR(a)
SERVICES
111,650

1,667
Lanica Trust (b)
FINANCE
5,410

5,700
Logica plc
SERVICES
80,233

14,300
London Clubs International plc
SERVICES
89,796

8,450
Oriflame International SA
SERVICES
65,058

86,000
Rutland Trust plc
FINANCE
81,284

10,500
Servisair plc
SERVICES
79,734

85,500
Taylor Nelson AGB plc
SERVICES
74,568

16,000
Ultra Electronics Holdings plc(a)
CAPITAL EQUIPMENT
72,562

9,100
Whatman plc
CAPITAL EQUIPMENT
93,023

/totalTotal United Kingdom
/total1,432,724
/totalTotal Investments (Cost $7,219,179) - 95.3%
/total6,661,755
/Other Assets Less Liabilities - 4.7%
/total326,089
/totalTotal Net Assets - 100.0%
/total6,987,844
-------------------------

(a) Non-income producing security.
(b) Valued pursuant to methodology approved by the Board of Trustees.
ADR - American Depositary Receipts


The accompanying notes are an integral part of the financial statements.

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS

Included in the Prospectus:

         Financial Highlights.

Included in the Statement of Additional Information:
         Unaudited financial statements for the period November 4, 1996 (commencement of operations) through April 30, 1997 including Statement of Assets and Liabilities dated April 30, 1997; Statement of Operations for the Period November 4, 1996 (commencement of operations) through April 30, 1997 (Unaudited); Statement of Changes in Net Assets for the Period November 4, 1996 (commencement of operations) through April 30, 1997 (Unaudited); Financial Highlights (for Investor Shares); and Notes to Financial Statements (Unaudited) for Schroder International Smaller Companies Fund are incorporated in the SAI by reference and are included in the Post-Effective Amendment.

(B) EXHIBITS:
EXHIBIT                                                              PAGE NUMBER
-------                                                              -----------
(1) Trust Instrument of Schroder Capital Funds (Delaware) (filed as Exhibit 1 to Registrant's Post Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(2) BYLAWS dated September 8, 1995, (filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527, and incorporated herein by reference).

(4)(a) Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

             SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by such record holders agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

             SECTION 2.06 ESTABLISHMENT OF SERIES. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to: establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series; to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine; to divide or combine the Shares or any Series or classes thereof into a greater or lesser number; to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares; and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares, and need not issue any shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

             All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

             Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.


(5) Investment Advisory Contract between the Trust and Schroder Capital Management International Inc. dated January 9, 1996 (filed as Exhibit 5 to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527, and incorporated herein by reference).

(5)(a) Investment  Advisory  Agreement  between the Trust and  Schroder  Capital
     Management International Inc. with respect to Schroder Emerging Markets Fund - Institutional Portfolio, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund and International Equity Fund dated January 9, 1996 ( filed as Exhibit 5(a) to Registrant's Post Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(6) Distribution Agreement between the Trust and Schroder Fund Advisors Inc. dated January 9, 1996 (filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527, and incorporated herein by reference).

(6)(a) Distribution Agreement between the Trust and Schroder Fund Advisors Inc. with respect to Schroder Emerging Markets Fund - Institutional Portfolio, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund and International Equity Fund (filed as Exhibit 7(a). to Registrant's Post Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(6)(b) Distribution Agreement between the Trust and Schroder Capital Management International Inc. with respect to Schroder U.S. Equity Fund (filed as
     Exhibit 7(b) to Registrant's Post Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(8) Global Custody Agreement between the Trust and The Chase Manhattan Bank, N.A. dated January 9, 1996, as amended May 3, 1996 (filed as Exhibit 8 to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527, and incorporated herein by reference).

(9)(a)  Administration  Agreement  with Schroder  Fund  Advisors Inc.  (filed as
     Exhibit 9(a) to Registrant's Post-Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(9)(b) Subadministration Agreement between the Trust and Forum Administrative Services, Limited Liability Company dated February 1, 1997 (filed as
     Exhibit 9(b) to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527, and incorporated herein by reference).

(9)(c) Transfer Agency Agreement between the Trust and Forum Financial Corp. dated January 9, 1996 (filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 46 and via EDGAR on January 10, 1996, accession number 0000912057-96-000285 incorporated herein by reference).

(9)(d) Fund Accounting Agreement between the Trust and Forum Financial Corp. dated January 9, 1996 (filed as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527, and incorporated herein by reference).

(9)(e) Transfer Agency Agreement with Forum Financial Corp. (filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(9)(f) Fund Accounting Agreement with Forum Financial Corp. (filed as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(10) Consent of Ropes & Gray pursuant to the Registrants 24f-2 notice will be filed with Registrant's annual update. (11) Consent of Coopers & Lybrand L.L.P. (filed herewith).

(15)(a) Form of Master Distribution Plan adopted by Registrant (filed as Exhibit 15(a) to Registrant's Post Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(15)(b) Form of Distribution Plan Supplement with respect to each Fund (filed as
     Exhibit 15(b) to Registrant's Post Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285 and incorporated herein by reference).

(16) Schedule of Sample Performance Calculations -- Schroder U.S. Equity Fund (filed as Exhibit 16 to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527, and incorporated herein by reference).

Other Exhibits

     Copies of Powers of Attorney  pursuant to which  Trustees  have signed this
     Post-Effective   Amendment  (filed  as  Other  Exhibits  to  Post-Effective
     Amendment No. 45 and incorporated herein by reference).

     Copy of Power of Attorney pursuant to which Mr. Jackowitz has signed this Post-Effective Amendment (filed as an Other Exhibit to Post-Effective Amendment No. 45 and incorporated herein by reference).

     Copy of Power of Attorney pursuant to which the Trustees and President have signed this Post-Effective Amendment filed herewith.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                                                      NUMBER OF RECORD HOLDERS
                             TITLE OF CLASS                                               AS OF JUNE 2, 1997
                             --------------                               -               ------------------

     Schroder U.S. Equity Fund                                                                   598
     Schroder International Fund                                                                 822
     Schroder U.S. Smaller Companies Fund                                                        242
     Schroder Emerging Markets Fund Institutional Portfolio                                      28
     Schroder International Smaller Companies Fund                                                3
     Schroder Latin America Fund                                                                  1
     Schroder Global Asset Allocation Fund                                                       N/A

ITEM 27.  INDEMNIFICATION.

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

"5.2. Indemnification.

"(a)  Subject to the exceptions and limitations contained in Section (b) below:

"(i) Every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by them in connection with any claim, action, suit or proceeding in which they become involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by them in the settlement thereof;

"(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

"(b)  No indemnification shall be provided hereunder to a Covered Person:

"(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

"(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

"(A) By the court or other body approving the settlement;

"(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

"(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

"(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

"(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) of this  Section  5.2 may be paid by the  Trust  or  Series  prior  to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by Covered Person to the Trust or Series if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

"(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

"(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI which provides investment management services international clients located principally in the United States.

          David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.

          Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI.

          John A. Troiano. Managing Director and Senior Vice President of SCMI. Mr. Troiano is also a Director of Schroder Ltd.

          David Gibson. Senior Vice President and Director of SCMI. Director of Schroder Capital Management.

          John S. Ager. Senior Vice President and Director of SCMI.

          Sharon L. Haugh. Senior Vice President and Director of SCMI, Director and Chairman of Schroder Advisors Inc.

          Gavin D.L.  Ralston.  Senior Vice  President and Managing  Director of
          SCMI.

          Mark J. Smith. Senior Vice President and Director of SCMI.

          Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

          Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; Director of Schroder Capital Management.

          C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd. And Director of Schroders plc.

          Phillipa J. Gould. Senior Vice President and Director of SCMI.

          Louise Croset. First Vice President and Director of SCMI.

          Abdallah Nauphal, Group Vice President and Director of SCMI.

ITEM 29. PRINCIPAL UNDERWRITERS.

(A) Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for WSIS Series Trust.

(B)  Following  is  information  with  respect to each  officer and  director of
Schroder Fund Advisors Inc., the Distributor of the shares of Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder Latin American Fund (each a series of the Registrant):

Catherine A. Mazza, President.

Mark J. Smith, Director and Senior Vice President.

Sharon L. Haugh, Chairman and Director.

Robert Jackowitz, Treasurer and CFO.

Alexandra Poe, Secretary and Senior Vice President.

Jane E. Lucas, Director.

* Address for each is 787 Seventh Avenue, New York, New York 10019 except for Mark J. Smith, whose address is 33 Gutter Lane, London, England, EC2V 8AS.

(C)  Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant with respect to Registrant's series pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Schroder Capital Management International Inc. (investment management records) and Schroder Fund Advisors Inc. (administrator and distributor records), 787 Seventh Avenue, New York, New York 10019, except that certain items will be maintained at the following locations:

(a)  Forum  Financial  Corp.,  Two  Portland  Square,   Portland,   Maine  04101
     (shareholder and fund accounting records).

(b) Forum Administrative Services, Limited Liability Company, Two Portland Square, Portland, Maine 04101 (corporate minutes all other records required under the Subadministration Agreement).

ITEM 31. MANAGEMENT SERVICES.

None.

ITEM 32. UNDERTAKINGS.

(a) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this post-effective amendment to the Registration Statement meets all of the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 26th day of June, 1997.


                                               SCHRODER CAPITAL FUNDS (DELAWARE)


                                                       By:/S/ CATHERINE A. MAZZA
                                                              Catherine A. Mazza
                                                                  Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 26th day of June, 1997.

    SIGNATURES                                                             TITLE

(a) Principal Executive Officer and Trustee

    Mark J. Smith                                          President and Trustee

         By:  /S/ CATHERINE S. WOOLEDGE
         Catherine S. Wooledge, Attorney-in-Fact

(b) Principal Financial and
         Accounting Officer

    Robert Jackowitz*                                                  Treasurer

         *By:  /S/ CATHERINE S. WOOLEDGE
         Catherine S. Wooledge, Attorney-in-Fact

(c) Remaining Trustees

    Peter E. Guernsey*                                                   Trustee
    John I. Howell*                                                      Trustee
    Hermann C. Schwab*                                                   Trustee
    Clarence F. Michalis*                                                Trustee

         *By:  /S/ CATHERINE S. WOOLEDGE
              Catherine S. Wooledge, Attorney-in-Fact

                                   SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 27th day of June, 1997.



                                                          SCHRODER CAPITAL FUNDS

                                                     By: /S/  CATHERINE A. MAZZA
                                                              Catherine A. Mazza
                                                                  Vice President

                                INDEX TO EXHIBITS


                                                                      Sequential

EXHIBIT                                                              Page Number

    (11)     Consent of Coopers & Lybrand L.L.P.

    Other
  Exhibits:  Copy of Power of Attorney pursuant to which the Trustees and
             President have signed this Post-Effective Amendment filed herewith.